Filed pursuant to Rule 497(c)
Registration No. 333-188840

Babson Capital Funds Trust

Prospectus

November 1, 2014

Babson Global Floating Rate Fund

Babson Global Credit Income Opportunities Fund

Class/Ticker Symbol
Fund Name	Class A	Class C
Babson Global Floating Rate Fund	BXFAX	BXFCX
Babson Global Credit Income Opportunities Fund	BXIAX	BXICX

Investment portfolios of Babson Capital Funds Trust managed by Babson Capital Management LLC (“Babson Capital Management” or the “Manager”)

550 South Tryon Street

Charlotte, NC 28202

Telephone: 1.855.439.5459

Not FDIC Insured, May Lose Value, No Bank Guarantee

The Securities and Exchange Commission (“SEC”) has not approved or disapproved any shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Babson Capital Funds Trust Prospectus

Babson Capital Funds Trust Prospectus

BABSON GLOBAL FLOATING RATE FUND

Investment Objective

The investment objective of Babson Global Floating Rate Fund (“Global Floating Rate Fund” or the “Fund”) is to seek a high level of current income. Preservation of capital is a secondary goal.

Fees and Expenses for Class A and Class C Shares

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide - How to Invest in the Funds - Sales Charges - Class A Shares” on page 45 of this Prospectus and in “Programs for Reducing or Eliminating Sales Charges” on page 58 of the Statement of Additional Information (“SAI”).

	CLASS A	CLASS C
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	3.00%	None %
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None %	None %
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	1.00%[1]	1.00%[2]
Exchange Fee	None %	None %
Redemption Fee (as % of amount redeemed within 60 days or less after date of purchase)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	1.37%	3.32%
Total Annual Fund Operating Expenses	2.27%	4.97%
Fee Waiver and Expense Reimbursement[3]	1.22%	3.17%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%	1.80%

1.	Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 12 months of purchase. The 12-month period begins on the day on which the purchase was made.
2.	The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.
3.	The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.80% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2015 unless earlier modified or terminated by the Fund’s Board of Trustees. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Babson Capital Funds Trust Prospectus

BABSON GLOBAL FLOATING RATE FUND

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A:	$407	$633	$878	$1,578
Class C:	$289	$585	$1,006	$2,178

You would pay the following expenses if you did not redeem your shares:

CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A:	$407	$633	$878	$1,578
Class C:	$189	$585	$1,006	$2,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the period from the Fund’s commencement of operations on September 16, 2013 to June 30, 2014, the Fund’s portfolio turnover rate was 49.51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in income-producing floating rate debt securities, consisting of floating rate loans, bonds and notes, issued primarily by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands and Bermuda are considered North American and Western European companies. Such instruments are primarily, at the time of purchase, rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s Investors Services, Inc. (“Moody’s”) or below BBB- by either Standard & Poor’s Rating Services, a division of the McGraw-Hill Company, Inc. (“S&P”), or Fitch, Inc. (“Fitch”)) or unrated but judged by the Manager or Babson Capital Global Advisors Limited (the “Sub-Adviser” and together with the Manager, “Babson Capital”), to be of comparable quality.

The Fund may invest in a wide range of income-producing floating rate loans, bonds and notes of issuers based in U.S. and non-U.S. markets, but invests primarily in senior secured loans of North American and Western European corporate issuers that are of below investment grade quality. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Fund’s benchmark, which is the market weighted average of the Credit Suisse Leveraged Loan Index and the Credit Suisse Western European Leveraged Loan Index (collectively, the “Benchmark”), represented by foreign companies, as determined by the provider of the Benchmark). A significant portion of the Fund’s investments in floating rate debt securities is denominated in a currency other than the U.S. dollar. Although the Fund’s investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis under, normal market conditions, the Fund seeks to hedge substantially all of its exposure to foreign currencies.

Babson Capital Funds Trust Prospectus

BABSON GLOBAL FLOATING RATE FUND

The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European loan and other debt markets. For example, the Fund seeks to take advantage of differences in pricing between senior secured loans of an issuer denominated in U.S. dollars and substantially similar senior secured loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.

The Fund invests primarily in senior secured loans (consisting of assignments and participations). The Fund may invest in both floating rate debt instruments and debt instruments that pay a fixed rate of interest; listed and unlisted corporate debt obligations; convertible securities; structured products (consisting of collateralized bond and loan obligations); bank obligations; U.S. government securities; preferred securities and trust preferred securities; unsecured loans; delayed funding loans and revolving credit facilities; when-issued securities, delayed delivery purchases and forward commitments; zero-coupon bonds, step-up bonds and payment-in-kind securities; commercial paper; repurchase agreements; and other investment companies. The instruments in which the Fund invests are primarily below investment grade quality, and may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed loans and bonds that are in default at the time of purchase in an effort to protect the Fund’s existing investments in securities of the same issuers. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but invests in such equity investments only for the preservation of capital. The Fund may also use over-the-counter and exchange-traded derivatives for hedging purposes or speculative purposes - as substitutes for investments in securities in which the Fund can invest - provided that, at the time the Fund enters into a derivative transaction, the Fund segregates assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, in an amount at least equal to any payment or delivery obligation of the Fund in connection with such derivative transaction. The Fund’s use of derivatives may consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps and foreign currency forward contracts and futures.

The Fund may invest in investments of any duration or maturity.

The Fund is a “non-diversified” investment company, which means that it may invest a greater percentage of its assets in the securities of fewer issuers than may investment companies that are “diversified.” To avoid concentrating its investments in a particular industry or group of industries, the Fund does not invest 25% or more of its total assets in any single industry or group of industries.

The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges, or to purchase loans, bonds or structured products prior to settlement of pending sale transactions.

Securities may be sold when Babson Capital believes they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

The primary risks of investing in the Fund are described below. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.

Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to

Babson Capital Funds Trust Prospectus

BABSON GLOBAL FLOATING RATE FUND

value and are more likely to be fair valued (see “Net Asset Value”), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund.

Borrowing and Leverage. The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Fund’s investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Fund and the yield to shareholders more volatile.

Certain Affiliations. Certain Financial Intermediaries may be considered to be affiliated persons of the Fund or of Babson Capital Management due to their possible affiliations with Massachusetts Mutual Life Insurance Company, the ultimate parent company of the Manager. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and to take advantage of market opportunities.

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status.

Derivatives Risk. Derivatives are subject to a number of risks, such as liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund.

Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Duration Risk. The Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Babson Capital Funds Trust Prospectus

BABSON GLOBAL FLOATING RATE FUND

Equity Securities Risk. The prices of equity securities rise and fall frequently. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the Sub-Adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.

Foreign (Non-U.S.) Investment Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks.

Inflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money.

Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.

Issuer Risk. The value of securities may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk. The Fund may invest up to 15% of its total assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.

Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.

Babson Capital Funds Trust Prospectus

BABSON GLOBAL FLOATING RATE FUND

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the Sub-Adviser apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.

Non-Diversification Risk. The Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of fewer issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.

Potential Conflicts of Interest Risk. The Manager, the Sub-Adviser and their affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Manager, the Sub-Adviser and their affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. The Manager, the Sub-Adviser and their affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Manager, the Sub-Adviser or their affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, the Manager, the Sub-Adviser and their affiliates may compete with the Fund for appropriate investment opportunities.

Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.

Structured Products Risk. The Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk, credit risk, liquidity risk and market risk. Because the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movements of the factors may cause significant price fluctuation.

Volatility Risk. A Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may be potentially unlimited.

The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Babson Capital Funds Trust Prospectus

BABSON GLOBAL FLOATING RATE FUND

Performance Information for the Fund

The Fund commenced operations on September 16, 2013. Because the Fund has been in operation for less than one full calendar year as of the date of this Prospectus, no performance returns are presented in this part of the Prospectus. When the Fund has completed a full calendar year of operations, this section will include information an investor would find useful in evaluating the risks of investing in the Fund, such as charts that show the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of the Benchmark. The Fund’s current performance for the most recent month end can be obtained by calling 1-855-439-5459 or at www.babsoncapital.com/Strategies/Trusts/GFR/Default.aspx. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Portfolio Management

Babson Capital Management LLC serves as the investment adviser to the Fund. Babson Capital Global Advisors Limited, a wholly-owned subsidiary of Babson Capital Management, serves as a sub-adviser with respect to the Fund’s European investments.

The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:

PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH ADVISER
Zak Summerscale	Since inception	Portfolio Manager
Michael Freno	Since inception	Portfolio Manager
Sean Feeley	Since inception	Portfolio Manager
Tom McDonnell	Since inception	Portfolio Manager
Martin Horne	Since inception	Portfolio Manager

Purchase and Sale of Fund Shares

Purchase Minimums*

Initial Investment	$1,000
Subsequent Investments	$250

*	The Fund reserves the right to change or waive the investment minimums. For retirement plans, the investment minimum is $250 for each of the initial investment and subsequent investments.

In general, you may purchase shares on any business day through your Financial Intermediary and you may redeem shares on any business day through your Financial Intermediary.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless your investment is in an IRA, 401(k) plan or other tax-advantaged arrangement. Such tax-advantaged arrangements may be taxed later upon the withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

Babson Capital Funds Trust Prospectus

BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Investment Objective

The investment objective of Babson Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund” or the “Fund”) is to seek an absolute return, primarily through current income and secondarily through capital appreciation.

Fees and Expenses for Class A and Class C Shares

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide - How to Invest in the Funds - Sales Charges - Class A Shares” on page 45 of this Prospectus and in “Programs for Reducing or Eliminating Sales Charges” on page 58 of the Statement of Additional Information (“SAI”).

	CLASS A	CLASS C
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	3.75%	None %
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None %	None %
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	1.00%[1]	1.00%[2]
Exchange Fee	None %	None %
Redemption Fee (as % of amount redeemed within 60 days or less after date of purchase)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	2.95%	8.75%
Total Annual Fund Operating Expenses	3.95%	10.50%
Fee Waiver and Expense Reimbursement[3]	2.75%	8.55%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	1.95%

1.	Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 12 months of purchase. The 12-month period begins on the day on which the purchase was made.
2.	The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.
3.	The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.95% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2015 unless earlier modified or terminated by the Fund’s Board of Trustees. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Babson Capital Funds Trust Prospectus

BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A:	$496	$753	$1,028	$1,814
Class C:	$305	$633	$1,086	$2,342

You would pay the following expenses if you did not redeem your shares:

CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A:	$496	$753	$1,028	$1,814
Class C:	$205	$633	$1,086	$2,342

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the period from the Fund’s commencement of operations on September 16, 2013 to June 30, 2014, the Fund’s portfolio turnover rate was 99.72% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is managed using an absolute return investment objective, which means that it is not managed relative to the performance of a specific bond index, but rather seeks to generate positive returns over the course of a full market cycle while managing volatility through security selection and possibly hedging to reduce overall exposure to credit and interest rate risk. The Fund seeks absolute total return through a combination of current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in debt instruments (consisting of loans, bonds and notes). The Fund may invest in a wide range of debt instruments of issuers based in U.S. and non-U.S. markets, as well as over-the-counter and exchange-traded derivatives. Investments may be issued or guaranteed by governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. A significant portion of the Fund’s investments in debt instruments are denominated in a currency other than the U.S. dollar. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to foreign currencies.

Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Bank of America/Merrill Lynch Global Non-Financial High Yield Constrained Index, represented by foreign companies, as determined by the provider of the index). Although the Bank of America/Merrill Lynch Global Non-Financial High Yield Constrained Index is representative of the Fund’s investable universe, the Fund does not seek to be correlated with that index.

Babson Capital Funds Trust Prospectus

BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European high yield bond and loan markets and within capital structures between bonds and loans. For example, the Fund seeks to take advantage of differences in pricing between bonds or loans of an issuer denominated in U.S. dollars and substantially similar bonds or loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.

The Fund invests primarily in high yield debt instruments (consisting of bonds, loans, and notes) of North American and Western European corporate issuers that are of below investment grade quality. The Fund invests in instruments that are, at the time of purchase, rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s Investors Services, Inc. (“Moody’s”) or below BBB- by either Standard & Poor’s Rating Services, a division of the McGraw-Hill Company, Inc. (“S&P”), or Fitch, Inc. (“Fitch”)) or unrated but judged by the Manager or Babson Capital Global Advisors Limited (the “Sub-Adviser” and together with the Manager, “Babson Capital”), to be of comparable quality.

The Fund invests primarily in high yield bonds, loans and notes; but also make use of a wide range of debt instruments. The Fund may invest in both fixed and floating rate instruments; listed and unlisted corporate debt obligations; convertible securities; structured products (consisting of collateralized bond and loan obligations); bank obligations; U.S. and non-U.S. government securities; preferred securities and trust preferred securities; asset-backed securities; unsecured loans; delayed funding loans and revolving credit facilities; when-issued securities, delayed delivery purchases and forward commitments; zero-coupon bonds, step-up bonds and payment-in-kind securities; commercial paper; repurchase agreements; and other investment companies. The Fund’s investments may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed bonds and loans that are in default at the time of purchase in an effort to protect the Fund’s existing investment in securities of the same issuers. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but will invest in such equity investments only for the preservation of capital.

The Fund may also use derivatives to a significant extent for risk management and hedging purposes, or for speculative purposes - as substitutes for investments in securities in which the Fund can invest - in order to achieve the Fund’s absolute return objective and manage volatility. The Fund may use over-the-counter and exchange-traded derivatives for a variety of purposes, consisting of: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the Fund’s yield or return as a non-hedging strategy that may be considered speculative. The Fund may establish, through derivatives, net short positions for individual sectors, markets, currencies or securities, or as a means of adjusting the Fund’s portfolio duration, credit quality and maturity. The Fund may invest in over-the-counter and exchange-traded derivative instruments provided that, at the time the Fund enters into a derivative transaction, the Fund segregates assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, in an amount at least equal to any payment or delivery obligation of the Fund in connection with such derivative transaction. The Fund’s use of derivatives may consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps and foreign currency forward contracts and futures.

The Fund may invest in investments of any duration or maturity.

The Fund is a “non-diversified” investment company, which means that it may invest a greater percentage of its assets in the securities of fewer issuers than may investment companies that are “diversified.” To avoid concentrating its investments in a particular industry or group of industries, the Fund does not invest 25% or more of its total assets in any single industry or group of industries.

The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges, or to purchase loans, bonds or structured products prior to settlement of pending sale transactions.

Babson Capital Funds Trust Prospectus

BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Securities may be sold when Babson Capital believes they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

The primary risks of investing in the Fund are described below. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.

Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued (see “Net Asset Value”), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund.

Borrowing and Leverage. The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Fund’s investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Fund and the yield to shareholders more volatile.

Certain Affiliations. Certain Financial Intermediaries may be considered to be affiliated persons of the Fund or of Babson Capital Management due to their possible affiliations with Massachusetts Mutual Life Insurance Company, the ultimate parent company of the Manager. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and to take advantage of market opportunities.

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status.

Derivatives Risk. Derivatives are subject to a number of risks, such as liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund.

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BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Duration Risk. The Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Equity Securities Risk. The prices of equity securities rise and fall frequently. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the Sub-Adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.

Foreign (Non-U.S.) Investment Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks.

Inflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money.

Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.

Issuer Risk. The value of securities may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk. The Fund may invest up to 15% of its total assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide

Babson Capital Funds Trust Prospectus

BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.

Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the Sub-Adviser apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.

Non-Diversification Risk. The Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of fewer issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.

Potential Conflicts of Interest Risk. The Manager, the Sub-Adviser and their affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Manager, the Sub-Adviser and their affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. The Manager, the Sub-Adviser and their affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Manager, the Sub-Adviser or their affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, the Manager, the Sub-Adviser and their affiliates may compete with the Fund for appropriate investment opportunities.

Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Babson Capital Funds Trust Prospectus

BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Reinvestment Risk. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.

Structured Products Risk. The Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk, credit risk, liquidity risk and market risk. Because the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movements of the factors may cause significant price fluctuation.

Volatility Risk. A Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may be potentially unlimited.

The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance Information for the Fund

The Fund commenced operations on September 16, 2013. Because the Fund has been in operation for less than one full calendar year as of the date of this Prospectus, no performance returns are presented in this part of the Prospectus. When the Fund has completed a full calendar year of operations, this section will include information an investor would find useful in evaluating the risks of investing in the Fund, such as charts that show the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based market index. The Fund’s current performance for the most recent month end can be obtained by calling 1-855-439-5459 or at www.babsoncapital.com/Strategies/Trusts/CIO/Default.aspx. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Portfolio Management

Babson Capital Management LLC serves as the investment adviser to the Fund. Babson Capital Global Advisors Limited, a wholly-owned subsidiary of Babson Capital Management, serves as a sub-adviser with respect to the Fund’s European investments.

The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:

PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH ADVISER
Zak Summerscale	Since inception	Portfolio Manager
Michael Freno	Since inception	Portfolio Manager
Sean Feeley	Since inception	Portfolio Manager
Kam Tugnait	Since inception	Portfolio Manager
Scott Roth	Since inception	Portfolio Manager

Babson Capital Funds Trust Prospectus

BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Purchase and Sale of Fund Shares

Purchase Minimums*

Initial Investment	$1,000
Subsequent Investments	$250

*	The Fund reserves the right to change or waive the investment minimums. For retirement plans, the investment minimum is $250 for each of the initial investment and subsequent investments.

In general, you may purchase shares on any business day through your Financial Intermediary and you may redeem shares on any business day through your Financial Intermediary.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless your investment is in an IRA, 401(k) plan or other tax-advantaged arrangement. Such tax-advantaged arrangements may be taxed later upon the withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

Babson Capital Funds Trust Prospectus

DESCRIPTION OF PRINCIPAL INVESTMENTS

The following is a description of principal investment practices in which the Funds may engage. Any references to investments made by a Fund include those that may be made both directly by the Fund and indirectly by the Fund (e.g., through its investments in derivatives or other pooled investment vehicles). Not all Funds may engage in all practices described below. Please refer to the “Principal Investment Strategies” for each Fund for additional information regarding the practices in which a particular Fund may engage. Please see “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks” below for the risks associated with the Funds’ investment practices.

Investment Objectives

The investment objective of Global Floating Rate Fund is to seek a high level of current income. Preservation of capital is a secondary goal. The investment objective of Global Credit Income Opportunities Fund is to seek an absolute return, primarily through current income and secondarily through capital appreciation. There can be no assurance that either Fund will achieve its investment objectives. Each Fund’s investment objectives are non-fundamental, which means that they may be changed without shareholder approval by the Board of Trustees.

Portfolio Management Strategies

Global Floating Rate Fund

Under normal market conditions, Global Floating Rate Fund invests at least 80% of its net assets in income-producing floating rate debt securities, consisting of floating rate loans, bonds and notes, issued primarily by North American and Western European companies. For this purpose debt instruments issued by issuers based in the Channel Islands, Cayman Islands and Bermuda are considered North American and Western European companies. Such instruments are primarily, at the time of purchase, rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s or below BBB- by either S&P or Fitch) or unrated but judged by the Manager or the Sub-Adviser to be of comparable quality.

The Fund may invest in a wide range of income-producing floating rate loans, bonds and notes of issuers based in U.S. and non-U.S. markets, but invests primarily in senior secured loans of North American and Western European corporate issuers that are of below investment grade quality. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Fund’s Benchmark, represented by foreign companies, as determined by the provider of the Benchmark). A significant portion of the Fund’s investments in floating rate debt securities is denominated in a currency other than the U.S. dollar. Although the Fund’s investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to foreign currencies.

For purposes of determining whether securities held by the Fund are securities of a foreign company, a company is considered to be a foreign company if the Manager or Sub-Adviser determines that the company’s securities trade on a market outside of the United States, the company is headquartered and organized outside of the United States, or the company derives a majority of its revenues or profits outside of the United States.

The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European loan and other debt markets. For example, the Fund seeks to take advantage of differences in pricing between senior secured loans of an issuer denominated in U.S. dollars and substantially similar senior secured loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.

The instruments in which the Fund invests are primarily of below investment grade quality, and may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed loans and bonds that are in default at the time of purchase in an effort to protect the Fund’s existing investments in securities of the same issuers.

Babson Capital Funds Trust Prospectus

DESCRIPTION OF PRINCIPAL INVESTMENTS

Global Credit Income Opportunities Fund

Global Credit Income Opportunities Fund is managed using an absolute return investment objective, which means that it is not managed relative to the performance of a specific bond index, but rather seeks to generate positive returns over the course of a full market cycle while managing volatility through security selection and possibly hedging to reduce overall exposure to credit and interest rate risk. The Fund seeks absolute total return through a combination of current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in debt instruments (consisting of loans, bonds and notes). The Fund may invest in a wide range of debt instruments of issuers based in U.S. and non-U.S. markets, as well as over-the-counter and exchange-traded derivatives. Investments may be issued or guaranteed by governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. A significant portion of the Fund’s investments in debt instruments are denominated in a currency other than the U.S. dollar. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to foreign currencies.

Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Bank of America/Merrill Lynch Global Non-Financial High Yield Constrained Index, represented by foreign companies, as determined by the provider of the index). Although the Bank of America/Merrill Lynch Global Non-Financial High Yield Constrained Index is representative of the Fund’s investable universe, the Fund does not seek to be correlated with that index.

For purposes of determining whether securities held by the Fund are securities of a foreign company, a company is considered to be a foreign company if the Manager or Sub-Adviser determines that the company’s securities trade on a market outside of the United States, the company is headquartered and organized outside of the United States, or the company derives a majority of its revenues or profits outside of the United States.

The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European high yield bond and loan markets and within capital structures between bonds and loans. For example, the Fund seeks to take advantage of differences in pricing between bonds or loans of an issuer denominated in U.S. dollars and substantially similar bonds or loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.

Babson Capital’s Approach

Babson Capital incorporates both bottom-up and top-down processes. In a fundamental bottom-up approach to credit, Babson Capital analyzes each investment opportunity to assess the issuer’s ability to service its capital structure and perform a relative value analysis of the debt offering against those of comparable issuers. Each security has to be approved by Babson Capital’s local (either in the United States or Europe) Investment Committee as eligible for purchase. Portfolio managers can select securities from those approved by Babson Capital’s relevant Investment Committee. Though Babson Capital adheres to a bottom-up approach to individual credit selection, Babson Capital also applies industry and macroeconomic considerations to investment analysis in assessing the expected effects of industry changes and the macroeconomic environment on an issuer’s ability to service its debt obligations. As part of formulating an industry view, each of Babson Capital’s research analysts typically presents quarterly to the Investment Committee an industry review that highlights opportunities and concerns within the industry.

In addition to the fundamental bottom-up credit analysis, Babson Capital’s Global Strategy Committee determines strategic allocations between asset classes and geographies. The Global Strategy Committee is comprised of senior members of the

Babson Capital Funds Trust Prospectus

DESCRIPTION OF PRINCIPAL INVESTMENTS

Global High Yield Investments Group and meets weekly (more often if market conditions warrant) and takes into consideration, among other things, macroeconomic trends, Babson Capital’s assessment of relative value across geographies and asset classes, and Babson Capital’s outlook for rates when making allocation decisions. In conjunction with the Global Strategy Committee, investment and research teams are responsible for managing local asset exposures from the bottom-up.

The bottom-up part of the process is a credit-intensive approach for selecting assets for each Fund. Credit analysis is conducted locally by large teams in each of the United States and Europe. Babson Capital seeks to determine where value exists within companies based on fundamental bottom-up analysis and to assess this value relative to other investment alternatives. Babson Capital focuses on in-depth company and industry analysis, with particular attention paid to free cash flow generation capability, quality of management and capital structure. Babson Capital also looks at enterprise value relative to debt and the value of any collateral for the bonds and loans that it purchases. Babson Capital’s credit strategy stresses (i) fundamentally driven credit selection and portfolio construction, (ii) building broadly diverse portfolios across industry and issuer, (iii) emphasizing total return, relative value and market liquidity, (iv) determining appropriate reward for risk, (v) communicating and reacting to company and market information on a real time basis and (vi) actively managing accounts to achieve portfolio objectives as market conditions change. Babson Capital believes that it is important to locally underwrite and monitor credits due to the significant differences in the regulatory, legal, bankruptcy and geopolitical frameworks of the various North American and European countries in which the Fund primarily invests.

Each Fund seeks to buy securities of companies with strong management teams and solid business positions in stable industries. Research analysts focus on profitability, generation and sustainability of cash flow, enterprise value, interest coverage and leverage. Babson Capital looks for companies that it believes have appropriate capital structures that do not overly subordinate the companies’ debt and have adequate liquidity with access to capital. Using fundamental bottom-up analysis combined with credit analysis techniques, research analysts consider the potential downside risks of an investment first, but do not ignore the upside potential. They monitor the current investment environment to identify which asset classes seem to be offering the best value given the risks. Analysts then perform rigorous analysis of issuers under consideration by examining (i) the quality of the management team, (ii) free cash flow to determine an issuer’s ability to repay debt, (iii) the company’s strengths and weaknesses within its sectors, including the views of competitors, suppliers and customers, (iv) capital structure, (v) pro forma leverage and debt coverage and (vi) a comparison of traditional measures of total financial leverage to both debt market standards and enterprise values. Securities may be sold when Babson Capital believes they no longer represent relatively attractive investment opportunities.

Independent Credit Analysis. Babson Capital relies heavily on its own analysis of the credit quality and risks associated with individual loans and other debt securities considered for each Fund, rather than relying exclusively on rating agencies or third-party research. The individuals managing a Fund use this information in an attempt to minimize credit risk and to identify issuers, industries or sectors that are undervalued or that offer attractive yields relative to their assessment of their credit characteristics. This aspect of the capabilities of Babson Capital is particularly important because of each Fund’s emphasis on below investment grade loans and bonds.

Diversification. Each Fund is a “non-diversified” investment company, which means that it may invest a greater percentage of its assets in the securities of fewer issuers than may investment companies that are “diversified.” See “Description of Principal Risks - Non-Diversification Risk.” To avoid concentrating its investments in a particular industry or group of industries, each Fund will not invest 25% or more of its total assets in any single industry or group of industries.

Portfolio Composition and Other Information

Each Fund’s portfolio may invest in the following types of securities and other instruments. A more detailed discussion of these and other instruments and investment techniques that may be used by each Fund is provided under “Description of Principal Investment Strategies and Risks” and “Description of Non-Principal Investment Strategies and Risks” in the SAI.

Babson Capital Funds Trust Prospectus

DESCRIPTION OF PRINCIPAL INVESTMENTS

Bank Loans, Loan Participations and Assignments. Each Fund may invest in floating and fixed rate loans issued by banks and other unaffiliated entities, which investments generally will be issued directly by the borrower or be in the form of loan participations or assignments purchased from banks and other financial institutions and institutional investments. The loans in which the Funds may invest may include, but are not limited to, secured loans that are senior (“first lien”) or subordinated (“second lien”) loans, and unsecured loans. Loans and other floating rate debt instruments are subject to the risk of non-payment of scheduled interest or principal. See “Description of Principal Risks - Loan Risk.” Participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it is likely that it will only be able to enforce its rights through the lender, and, therefore, it will assume the credit risk of both the lender and the borrower.

First Lien Loans. Each Fund may invest in first lien loans. First lien loans hold a senior position in the capital structure of a borrower. For first lien loans, borrowers are typically corporations, partnerships and other business entities that operate in various industries and geographical regions, including foreign borrowers. First lien loans are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The capital structure of a borrower may include first lien loans, senior and junior subordinated debt, preferred stock and common stock issued by the borrower, typically in descending order of seniority with respect to claims on the borrower’s asset. The proceeds of first lien loans primarily are used to finance highly leveraged transactions including leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancings and internal growth and for other corporate purposes.

First lien loans in which the Funds may invest generally pay interest at rates that are redetermined periodically by reference to a base lending rate, plus a premium. First lien loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. These base lending rates are primarily London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major U.S. banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. As floating rate loans, the frequency of how often a loan resets its interest rate will impact how closely such loans track current short-term market interest rates. The first lien loans that a Fund may hold typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. As a result, as short-term interest rates increase, interest payable to a Fund from its investments in first lien loans should increase, and as short-term interest rates decrease, interest payable to a Fund from its investments in first lien loans should decrease. The Funds may utilize derivative instruments to shorten the effective interest rate redetermination period of first lien loans in its portfolio. First lien loans typically have a stated term of between one and ten years. In the experience of the Manager over the last decade, however, the average life of first lien loans has been two to four years because of prepayments.

Second Lien Loans and Other Debt Securities. Each Fund may invest in loans, bonds and notes that have the same characteristics as first lien loans except that such loans are second in lien priority rather than first. Such second lien loans and securities typically have adjustable floating rate interest payments. Accordingly, the risks associated with such securities are higher than the risks of loans with first priority over the collateral. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to a Fund.

Unsecured Loans. Each Fund may invest in unsecured loans, both floating and fixed rate. Unsecured loans are subject to substantially similar risks attributable to secured loans. Issuer risk is more pronounced in unsecured loans since the Fund will not have recourse to recoup its investment against collateral securing the loan.

First and second lien loans and unsecured loans are subject to prepayments which shorten the loans’ weighted average maturities and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change

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because of changes in market value, that is changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement.

Delayed Funding Loans and Revolving Credit Facilities. Each Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

High Yield Securities. Each Fund may invest in high yield bonds of North American and European corporate issuers. Investing in high yield securities or instruments involves greater risks (in particular, greater risk of default) and special risks in addition to the risks associated with investments in investment grade debt obligations. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities or instruments. High yield securities or instruments may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They also may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities or instruments. Debt securities or instruments in the lowest investment grade category also may be considered to possess some speculative characteristics.

The market values of high yield securities or instruments tend to reflect individual developments of the issuer to a greater extent than do higher-quality securities or instruments, which tend to react mainly to fluctuations in the general level of interest rates. In addition, lower-quality debt securities or instruments tend to be more sensitive to economic conditions. Certain “emerging market” governments that issue high yield securities or instruments are among the largest debtors to commercial banks, foreign governments and supra-national organizations such as the World Bank, and may not be able or willing to make principal and/or interest payments as they come due.

Credit Ratings and Unrated Securities. Each Fund may invest in securities that may be assigned credit ratings or may be unrated securities. Rating agencies are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Appendix A to the SAI describes the various ratings assigned to debt obligations by Moody’s, S&P and Fitch. Ratings assigned by a credit rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. As described above under “ - Portfolio Management Strategies - Independent Credit Analysis,” Babson Capital does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ratings of a debt security or instruments may change over time. Moody’s, S&P and Fitch monitor and evaluate the ratings assigned to securities on an ongoing basis. As a result, debt securities or instruments held by the Fund could receive a higher rating (which would tend to increase their value) or a lower rating (which would tend to decrease their value) during the period in which they are held.

The Funds may purchase unrated securities or instruments (which are not rated by a credit rating agency). Unrated securities or instruments may be less liquid than comparable rated securities or instruments and involve the risk that Babson Capital may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities or instruments may be more complex than for issuers of higher-quality debt obligations. The Funds’ success in achieving its investment objectives may depend more heavily on Babson Capital’s credit analysis than if the Funds invested primarily in higher-quality and rated securities or instruments.

Corporate Bonds. Each Fund may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations and business entities. Each Fund may invest in bonds that are fixed or variable rate debt obligations, consisting

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of bills, notes, debentures and money market instruments. Bonds generally are used by corporations as well as governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are perpetual in nature in that they have no maturity date; to the extent that these perpetual bonds have fixed interest rates, they may have heightened sensitivity to changes in interest rates.

U.S. Government Securities. Each Fund may invest in U.S. Government securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government securities include a variety of securities that differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury.

When Issued, Delayed Delivery and Forward Commitment Transactions. Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets may decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. When such purchases are outstanding, a Fund will segregate until the settlement date assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Variable and Floating Rate Securities. Each Fund may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rising interest rates, a Fund will participate in any decline in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities, where the value of the investment position is determined by changes in the difference between such prices or interest rates, as the case may be, of the respective securities.

Foreign (Non-U.S.) Investments and Currencies. Each Fund invests in debt obligations of foreign issuers and of supra-national government entities. Supra-national entities include international organizations that are organized or supported by one or more government entities to promote economic reconstruction or development and by international banking institutions and related governmental agencies. Each Fund may also invest in debt instruments denominated in foreign currencies (of both developed and “emerging market” countries), consisting of obligations of corporations and non-U.S. governments and their respective sub-divisions, agencies and government-sponsored enterprises. Each Fund likewise may invest without limit in securities of issuers located in developed countries (regardless of the currency in which such securities are denominated) and of issuers located in “emerging market” countries. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. See “Description of Principal Risks - Foreign (Non-U.S.) Investment Risk” and “Description of Principal Risks - Foreign Currency Risk.”

The U.S. dollar-denominated foreign securities in which a Fund may invest include Eurodollar obligations and “Yankee Dollar” obligations. Eurodollar obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee Dollar obligations are generally subject to the same risks that apply to domestic debt issues, notably credit risk, market risk and liquidity risk.

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Additionally, Eurodollar (and to a limited extent, Yankee Dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Each Fund also may invest in sovereign debt issued by foreign governments, their agencies or instrumentalities, of developing or “emerging market” issuers. As a holder of sovereign debt, a Fund may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there are generally no bankruptcy proceedings similar to those in the United States by which defaulted sovereign debt may be collected. Each Fund also may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to realize a loss of interest or principal on any of its portfolio holdings.

Each Fund’s investments in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk, which is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect any investment. Each Fund may engage in transactions involving foreign currencies in order to hedge against foreign currency risk. For instance, each Fund may purchase foreign currencies on a spot (cash) basis and enter into forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies and futures. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, these transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

Please see “Description of Principal Investment Strategies and Risks - Foreign (Non-U.S.) Securities,” “Description of Principal Investment Strategies and Risks - Foreign Currency Transactions” and “Description of Principal Investment Strategies and Risks - Foreign Currency Exchange-Related Securities” in the SAI for a more detailed description of the types of foreign investments and foreign currency transactions in which a Fund may invest and their related risks.

Mortgage-Backed and Other Asset-Backed Securities. Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments, generally over fixed periods of time, consisting of mortgages, motor vehicle installment sales, contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving (credit card) agreements and student loans. Such securities entitle the security holders to receive distributions (i.e., principal and interest) that are tied to the payments made by the borrower on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Mortgage-backed securities are asset-backed securities that represent, directly or indirectly, a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a

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mortgage-backed security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Structured Products. Each Fund may invest in collateralized bond and loan obligations, which are privately negotiated debt obligations where principal and/or interest payments are determined by reference to the performance of a benchmark asset (such as a portfolio of selected securities), interest rate or index, or the differential performance of two assets, interest rates or indexes, including bond indexes (an “embedded index”). These structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Each Fund may invest in structured products of any credit quality, including those rated investment grade and below investment grade or considered to be of comparable quality. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured products may be determined by applying a multiplier to the performance or differential performance of the referenced indexes or other assets. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

Babson Capital may utilize structured instruments for investment purposes and also for risk management purposes, such as to reduce the duration and interest rate sensitivity of a Fund’s portfolio. While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. Structured instruments also may involve significant credit risk and risk of default by the counterparty. Like other sophisticated strategies, the Funds’ use of structured instruments may not work as intended. If the value of the embedded index changes in a manner other than that expected by Babson Capital, principal and/or interest payments received on the structured instrument may be substantially less than expected.

Each Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a trust typically collateralized by a pool of loans, which may include, among others, U.S. and non-U.S. secured loans and unsecured loans, including loans of below investment grade quality. Each Fund may invest in collateralized bond obligations (“CBOs”). A CBO is a trust that is backed by a diversified pool of high risk, below investment grade debt securities. CLOs and CBOs may charge management fees and administrative expenses. The cash flows from the trust typically are split into portions (“tranches”) varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO or CBO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO or CBO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO or CBO securities as a class. The risks of an investment in a CLO or CBO depend largely on the type of the collateral securities and the class of the CLO or CBO in which a Fund invests. Normally, CLOs or CBOs are privately offered and sold, and thus are not registered under the securities laws; however, an active dealer market may exist for CLOs or CBOs allowing a CLO or CBO to qualify under Rule 144A under the Securities Act of 1933, as amended. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Prospectus and in the SAI (e.g., interest rate risk and default risk), CLOs and CBOs carry additional risks including, but not limited to (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the collateral may decline in value or default; (iii) the Funds may invest in CLOs or CBOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood

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at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) the risk of forced “fire sale” liquidation of collateral due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CBO may perform poorly.

Preferred Stocks. Each Fund may invest in preferred stocks. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in the company. Some preferred stocks offer a fixed rate of return with no maturity date. Because they never mature, these preferred stocks act like long-term bonds, can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates. Other preferred stocks have a variable dividend, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process, involving bids submitted by holders and prospective purchasers of such stocks. Because preferred stocks represent an equity ownership interest in a company, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company’s financial condition or prospects, or to fluctuations in the equity markets.

Zero-Coupon Bonds, Step-Ups and Payment-In-Kind Securities. Each Fund may invest in zero-coupon bonds, step-ups and payment-in-kind securities. Zero-coupon bonds pay interest only at maturity rather than at intervals during the life of the security. Like zero-coupon bonds, “step-up” bonds pay no interest initially but eventually begin to pay a coupon rate prior to maturity, which rate may increase at stated intervals during the life of the security. Payment-in-kind securities (“PIKs”) are debt obligations that pay “interest” (“PIK interest”) in the form of other debt obligations, instead of in cash. Zero-coupon bonds, step-ups and PIKs allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. To the extent those instruments do not amortize principal, at maturity repayment may also be dependent on the ability of the borrower to refinance the face amount of the debt. Each of these instruments is typically issued and traded at a deep discount from its face amount. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon bonds, step-ups and PIKs generally are more volatile than the market prices of debt instruments that pay interest currently and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of securities having similar maturities and credit quality. In order to maintain its qualification as a “regulated investment company” for U.S. federal income tax purposes, a Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive the income on a current basis or in cash. Thus, a Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions to its shareholders. Under certain market conditions, investments in zero-coupon bonds, step-ups and PIKs may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

Generally, when payments on a loan become past due, or a Fund otherwise does not expect the borrower to be able to meet its obligations to the Fund, the Fund will place the loan on non-accrual status and will cease recognizing PIK interest income on that loan for financial reporting purposes until all principal and interest has been brought current through payment or through a restructuring as a result of which the Fund determines that the interest income should be collectible. A Fund will write off any previously accrued and uncollected PIK interest when it determines that the PIK interest is no longer collectible.

Derivatives. Global Floating Rate Fund may, and Global Credit Income Opportunities Fund may to a significant extent, use a variety of over-the-counter and exchange-traded derivative instruments for hedging or risk management purposes, or for speculative purposes - as substitutes for investments in securities in which a Fund can invest - as part of its investment strategies to increase return. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt instruments, interest rates, currencies

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or currency exchange rates, commodities, and related indexes. Although each Fund reserves the flexibility to use various derivative instruments as Babson Capital deems advisable, it anticipates that its derivative instrument investments will consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps and foreign currency forward contracts and futures. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investment directly in securities and other more traditional investments. See “Description of Principal Risks - Derivatives Risk.” Certain types of derivative instruments are described elsewhere in this section, including those described under “- Certain Interest Rate Transactions,” “- Structured Products,” “- Credit Default Swaps” and “- Total Return Swaps.” Please see “Description of Principal Investment Strategies and Risks - Derivative Instruments” in the SAI for additional information about these and other derivative instruments that a Fund may use and the risks associated with such instruments. There is no assurance that these derivative strategies will be available at any time or that Babson Capital will determine to use them for a Fund or, if used, that the strategies will be successful. In addition, a Fund may be subject to certain restrictions on its use of derivative strategies imposed by the terms of the Fund’s expected credit facility.

Credit Default Swaps. Each Fund may enter into credit default swap contracts to obtain exposure to particular issuers. For hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract.

Total Return Swaps. Each Fund may enter into total return swaps to add leverage to the portfolio and to transfer risk. Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying assets, which may include securities, baskets of securities, or securities indices during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from other underlying assets.

Certain Interest Rate Transactions. Each Fund may enter into interest rate swap or cap transactions in order to change the interest rate exposure inherent in a Fund’s underlying investments and capital structure. Interest rate swaps involve a Fund’s agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The payment obligation would be based on the notional amount of the swap. A Fund may use an interest rate cap, which would require the Fund to pay a premium to the cap counterparty and would entitle the Fund, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the counterparty payment of the difference based on the notional amount. A Fund may use interest rate swaps or caps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could pose for the performance of the shares as a result of leverage, and also may use these instruments for other hedging or investment purposes.

Bank Obligations. Each Fund may invest in certain bank obligations, consisting of certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Commercial Paper. Each Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

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Repurchase Agreements. Each Fund may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer and the bank or broker-dealer agrees to repurchase the security at the Fund’s cost plus interest within a specified time. In essence, such transactions function as a loan between a Fund and the counterparty, with the transferred security acting as collateral for the loan. If the party agreeing to repurchase should default, a Fund will seek to sell the securities which it holds. This could involve transaction costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Distressed Securities. Each Fund may invest in issuers that are in default at the time of purchase. Distressed securities are issued by issuers that are in default at the time of purchase and that may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. Distressed securities frequently do not produce income while they are outstanding, and a Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment.

Common Stocks. Each Fund may invest in equity securities incident to the purchase or ownership of a loan or debt instrument only for the preservation of capital. Each Fund may hold or have exposure to common stocks of issuers of any size (in terms of market capitalization or otherwise) and in any industry or sector. Because a Fund may have exposure to common stocks, historical trends would indicate that the Fund’s portfolio and investment returns will be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than if it invested exclusively in debt securities, although under certain conditions debt securities may have comparable or greater price volatility.

Warrants and Rights. Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Borrowing and Leverage. Each Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Funds’ investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Funds and the yield to shareholders more volatile.

Other Investment Companies. Each Fund may invest in securities of other open- or closed-end investment companies to the extent that such investments are consistent with the Fund’s investment objectives and policies. Each Fund may invest in other investment companies either during periods when it has large amounts of uninvested cash, during periods when there is a shortage of attractive income-producing securities available in the market, or when Babson Capital believes share prices of other investment companies offer attractive values. Each Fund may invest in investment companies that are advised by Babson Capital or its affiliates. As a stockholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in other investment companies. Babson Capital will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available investments in loans, high-yield bonds and other securities. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the same leverage risks as the risks described in the section entitled “Non-Principal Investment Strategies and Risks - Leverage Risk.” For example, the net asset value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

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Additional Information. The foregoing percentage limitations in each Fund’s investment strategies apply at the time of purchase of securities. All investment objectives and policies are non-fundamental unless otherwise stated. The Board of Trustees may change any of the foregoing investment policies, including the Funds’ investment objectives and the Global Floating Rate Fund’s 80% investment policy, without shareholder approval. The Funds will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

See “Description of Principal Investment Strategies and Risks” and “Description of Non-Principal Investment Strategies and Risks” in the SAI for additional information regarding the investments of the Funds and their related risks.

DESCRIPTION OF PRINCIPAL RISKS

The following supplements the information regarding each Fund’s investment objective and principal risks. This summary describes the nature of the principal risks, but is not intended to include every potential risk. Unless otherwise specified, each risk summarized below applies to each Fund. The Funds could be subject to additional risks because the types of investments they make may change over time. Please see “Non-Principal Investment Strategies and Risks” below for additional risks associated with the Funds’ investment practices. The SAI includes more information about the Funds and their investments. Each Fund is not intended to be a complete investment program.

Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Each Fund may invest in bonds and loans of corporate issuers that are, at the time of purchase, rated below investment grade by at least one credit rating agency (below Baa3 by Moody’s, or below BBB- by either S&P or Fitch) or unrated but judged by the Manager or the Sub-Adviser to be of comparable quality. Each Fund may also invest in other below investment grade debt obligations. Below investment grade debt instruments carry greater credit and liquidity risk than investment grade instruments. These instruments are often also referred to as high yield instruments or “junk bonds”. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued (see “Net Asset Value”), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund. The Manager and the Sub-Adviser consider both credit risk and market risk in making investment decisions for a Fund.

Below investment grade debt instruments are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions.

The market value of below investment grade debt instruments tends to reflect individual corporate developments to a greater extent than that of higher-rated instruments, which generally react primarily to fluctuations in the general level of interest rates. As a result, when a Fund invests in such high yield instruments, its ability to achieve its investment objective may depend to a greater extent on the judgment of the Manager and the Sub-Adviser concerning the creditworthiness of issuers than funds that invest in higher-rated instruments. Issuers of below investment grade debt instruments may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher-rated instruments by economic downturns, specific corporate developments or the issuer’s inability to meet specific projected business forecasts. Negative publicity about the high yield markets and investor perceptions regarding lower-rated or unrated instruments, whether or not based on fundamental analysis, may depress the prices for such instruments.

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DESCRIPTION OF PRINCIPAL RISKS

If a default occurs with respect to any below investment grade debt instruments and a Fund sells or otherwise disposes of its exposure to such instruments, it is likely that the proceeds would be less than the unpaid principal and interest. Even if such instruments are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation would be uncertain and may not occur.

The secondary market for below investment grade debt instruments may be concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such instruments is not as liquid as, and is more volatile than, the secondary market for higher-rated instruments. In addition, market trading volume for high yield instruments is generally lower and the secondary market for such instruments could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.

Borrowing and Leverage. Each Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Funds’ investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Funds and the yield to shareholders more volatile. There can be no assurance that the Fund’s leveraging strategies would be successful. Leverage creates several major types of risks for shareholders, including: (1) the likelihood of greater volatility of net asset value than a comparable portfolio without leverage; (2) the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid will fluctuate because such costs vary over time; (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of Fund shares than if the Fund were not leveraged; and (4) leverage will increase operating expenses, which may reduce total return. In addition, the counterparties to the Fund’s leveraging transactions will have priority of payment over the Fund’s shareholders.

Certain Affiliations. Certain Financial Intermediaries may be considered to be affiliated persons of a Fund or of Babson Capital due to their possible affiliations with Massachusetts Mutual Life Insurance Company, the ultimate parent company of Babson Capital. Absent an exemption from the SEC or other regulatory relief, each Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit a Fund’s ability to engage in securities transactions and to take advantage of market opportunities.

Counterparty Risk. Each Fund may be subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to a Fund. In addition, in the event of a bankruptcy of a clearing house, a Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.

Credit Risk. Credit risk is the risk that one or more debt obligations in a Fund’s portfolio will decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and

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interest payments of rated instruments. They do not, however, evaluate the market value risk of below investment grade debt instruments and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the instruments. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in below investment grade and comparable unrated obligations will be more dependent on the Manager’s and the Sub-Adviser’s credit analysis than would be the case with investments in investment grade instruments. The Manager and the Sub-Adviser employ their own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, sensitivity to economic conditions, operating history and current earnings trends.

Derivatives Risk. Global Floating Rate Fund may, and Global Credit Income Opportunities Fund may to a significant extent, use a variety of over-the-counter and exchange-traded derivative instruments for hedging or risk management purposes, or for speculative purposes - as substitutes for investments in securities in which a Fund can invest - as part of its investment strategies to increase the return of a Fund. Such derivatives may consist of options on futures contracts, indexes or components of an index, interest rate or other futures contracts and swap agreements (consisting of total return swaps, credit default swaps, index swaps or swaps on components of an index and foreign currency forward contracts and futures), as well as through investments in structured products or credit-linked notes. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, credit risk, management risk and volatility risk. Over-the-counter derivatives are highly susceptible to liquidity risk and counterparty risk. Derivatives, in particular over-the-counter derivatives, also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Distressed Securities Risk. Each Fund may invest in issuers that are in default at the time of purchase. Issuers in which a Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. Distressed securities frequently do not produce income while they are outstanding. A Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent a Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. A Fund also may be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by a Fund, there can be no assurance that the securities or other assets a Fund receives in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities a Fund receives upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of a Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Fund may be restricted from disposing of such securities.

Duration Risk. Each Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). By way of example, a fund with a duration of 5 would be expected to experience a 5% decline in value if interest rates were to rise one percentage point. Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen a Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

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DESCRIPTION OF PRINCIPAL RISKS

Equity Securities Risk. The prices of equity securities rise and fall frequently. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. Common stock is subordinate to any preferred stock and debt securities of the same issuer with respect to the payment of dividends and in liquidation or bankruptcy. The market prices of warrants and rights to purchase common stock are usually significantly less than the price of the underlying stock. As a result, the prices of warrants and rights are often more volatile than the price of the underlying stock. Limited partnership interests involve risks that differ from an investment in common stock. Holders of limited partnership interests have more limited control and limited rights to vote on matters affecting the partnership.

Foreign Currency Risk. Although each Fund reports its net asset value and pays dividends in U.S. dollars, foreign securities often are purchased with, and make dividend or interest payments in, foreign currencies. Therefore, when a Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although Babson Capital intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by a Fund.

Foreign (Non-U.S.) Investment Risk. Each Fund’s investments in foreign issuers and in securities denominated in foreign currencies involve special risks. These risks include imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market. Foreign investments involve special risks, including:

■	Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, other economic sanctions, and tax increases.

■	Unreliable or untimely information: There may be less information publicly available about a foreign issuer than about most U.S. issuers, and foreign issuers are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

■	Limited legal recourse: Legal remedies for investors in foreign companies may be more limited than the remedies available to U.S. investors.

■	Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

■	Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means that the Sub-Adviser may at times be unable to sell these foreign investments at desirable prices. For the same reason, it may at times be difficult to value the Funds’ foreign investments.

Inflation Risk. Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of money.

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DESCRIPTION OF PRINCIPAL RISKS

Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. Interest rate risk is the risk that the debt obligations in a Fund’s portfolio will decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing a Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact a Fund’s performance and net asset value. In typical market interest rate environments, the prices of long-term debt obligations generally fluctuate more than prices of short-term debt obligations as interest rates change. A Fund’s use of leverage, as described below, will tend to increase share interest rate risk. Interest rate risk generally is lower for floating rate instruments than for fixed rate debt obligations. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, a Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.

Issuer Risk. The value of securities may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk. Each Fund may invest up to 15% of its total assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which a Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, a Fund may not be able to dispose of illiquid securities at a favorable time or price when desired. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities.

In addition, derivatives instruments may not be liquid in all circumstances, so that in volatile markets a Fund may not be able to close out a position without incurring a loss. Although both over-the-counter and exchange-traded derivatives markets may experience the lack of liquidity, over-the-counter non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, speculative position limits, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio.

Loan Risk. The loans in which a Fund invests are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed rate debt obligations. However, from the perspective of the borrower, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans and the private syndication thereof, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and a Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of the high yield loans in its portfolio.

Loans to companies operating in workout modes or under statutory bankruptcy protection are, in certain circumstances, subject to certain potential liabilities which may exceed the amount of the loan. For example, under certain circumstances, lenders who have inappropriately exercised control of the management and policies of a debtor may have their claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions.

Loans may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans that a Fund may invest in have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than better quality loans, but involve

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DESCRIPTION OF PRINCIPAL RISKS

greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.

As a result of a Fund’s investment in below investment grade investments and as a consequence of credit problems with such investment and the possibility that a Fund may participate in restructuring activities, it is possible that a Fund may become involved in litigation. Litigation entails expense and the possibility of counterclaim against a Fund and ultimately judgments may be rendered against the Fund for which the Fund may not carry insurance.

A Fund may invest directly or indirectly in loans by purchasing participations or sub-participations from certain financial institutions which will represent the right to receive a portion of the principal of, and all of the interest relating to such portion of, the applicable loan. In purchasing participations, a Fund will usually have a contractual relationship only with the selling institution, and not the borrower. When investing in participations, a Fund generally will have no right directly to enforce compliance by the borrower with the terms of the loan agreement, no rights of set-off against the borrower and no right to object to certain changes to the loan agreement agreed to by the selling institution. In addition, a Fund may not directly benefit from the collateral supporting the related loan, may be subject to any rights of set-off the borrower has against the selling institution and will generally be subject to the credit risk of the selling institution.

In the event of the insolvency of the selling institution, under the laws of the relevant jurisdictions, a Fund may be treated as a general creditor of such selling institution and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan. Consequently, a Fund will be subject to the credit risk of the selling institution as well as that of the borrower. The Manager’s and the Sub-Adviser’s credit analyses focus on the underlying obligor of a loan. Accordingly, the independent credit analysis performed on a selling institution generally will not be as extensive as the independent credit analysis performed on the underlying obligor.

If a Fund invests in loans in which it has a direct contractual relationship with the borrower, there are additional risks involved. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. As a result, a Fund may be exposed to losses resulting from default and foreclosure. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying assets will further reduce the proceeds and thus increase the loss. There is no assurance that a Fund will correctly evaluate the value of the assets collateralizing the loan. In the event of a reorganization or liquidation proceeding relating to the borrower, a Fund may lose all or part of the amounts advanced to the borrower. There is no guarantee that the protection of a Fund’s interests will be adequate, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, there is no assurance that claims may not be asserted that might interfere with enforcement of a Fund’s rights.

Loan obligations are subject to unique risks, including the possible invalidation of an investment as a fraudulent conveyance under relevant creditors’ rights laws. Further, when exposure to loans is gained by purchase of participations there is the additional credit and bankruptcy risk of the direct participant and its failure for whatever reason to account to a Fund for monies received in respect of loans directly held by it. In analyzing each loan, assignment or participation, the Manager compares the relative significance of the risks against the expected benefits of the investment.

Floating rate loans provide for a periodic adjustment in the interest rate paid on the obligations. The interest rate on a floating rate loan resets periodically, typically every 30, 60 or 90 days. While, because of the interest rate reset feature, floating rate loans provide a Fund with a certain degree of protection against rising interest rates, the value of the Fund’s floating rate loans may decline as interest rates rise because the Fund will continue to earn interest at the previously-established rate until the interest rate for each loan resets. The risks associated with floating rate loans may also be present with respect to fixed-to-floating-rate securities in which a Fund may invest. A secondary risk associated with declining interest rates is the risk that income earned by a Fund on floating rate and fixed-to-floating-rate securities will decline due to lower coupon payments on floating rate securities.

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DESCRIPTION OF PRINCIPAL RISKS

Management Risk. Each Fund is subject to management risk because it is an actively managed portfolio. The Manager and the Sub-Adviser apply investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.

Non-Diversification Risk. Each Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of fewer issuers than funds that are “diversified.” Accordingly, each Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.

Potential Conflicts of Interest Risk. The Manager, the Sub-Adviser and their affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. The Manager, the Sub-Adviser and their affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. The Manager, the Sub-Adviser and its affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Manager, the Sub-Adviser or their affiliates are under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, the Manager, the Sub-Adviser and their affiliates may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of other accounts managed by the Manager, the Sub-Adviser and their affiliates, and it is possible that a Fund could sustain losses during periods in which one or more of the proprietary or other accounts managed by the Manager or its affiliates achieve profits. The Manager and the Sub-Adviser have informed the Funds’ Board of Trustees that the investment professionals associated with the Manager and the Sub-Adviser are actively involved in other investment activities not concerning the Funds and will not be able to devote all of their time to the Funds’ business and affairs. The Manager, the Sub-Adviser and their affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Manager, the Sub-Adviser and their affiliates in a fair and equitable manner.

Portfolio Turnover Risk. The techniques and strategies contemplated by each Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Income from a Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Funds’ overall return.

Structured Products Risk. Each Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Funds may have the right to receive payments only from the structured product, and generally do not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will

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rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Funds.

Certain structured products may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold. As a result, investments in CLOs may be characterized by the Funds as illiquid securities. In addition to the general risks associated with debt securities discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Investments in structured products involve risks, including credit risk and market risk. Where the Funds’ investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured product to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured products may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Volatility Risk. A Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may be potentially unlimited.

NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in “Description of Principal Investments,” a Fund may utilize from time to time one or more of the non-principal investment practices described below to assist it in reaching its investment objective. In addition to the principal risks discussed in “Description of Principal Risks,” the Funds’ investments involve additional non-principal risks which are summarized below. The SAI also contains more detailed or additional information about certain of these practices, risks and/or the limitations adopted by the Funds to help manage such risks. Not all Funds may engage in the practices described below.

Temporary Defensive Positions. When adverse market or economic conditions occur, the Funds may temporarily invest all or a portion of its total assets in high quality money market instruments, cash and cash equivalents and other defensive instruments. The Manager or Sub-Adviser may make these investments or increase its investment in these securities when it is unable to find enough attractive long-term investments, to reduce exposure to the Fund’s primary investments when the Manager or Sub-Adviser believes it is advisable to do so, or to meet anticipated levels of redemption. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Temporary defensive investments may limit the Funds’ ability to meet their respective investment objective.

Defensive Investment Strategy Risk. Each Fund may depart from its principal investment strategies by temporarily investing for defensive purposes in high quality money market instruments, cash and cash equivalents and other defensive instruments when adverse market, economic or political conditions exist. To the extent that a Fund invests defensively, it may not be able to pursue its investment objective. A Fund’s defensive investment position may not be effective in protecting its value.

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Focused Investment Risk. Each Fund’s investments in loans arranged through private negotiations between a borrower and several financial institutions may expose the Fund to risks associated with the financial services industry. Financial services companies are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees.

Limited Information Risk. The types of loans in which each Fund invests may not have been rated by a rating agency, have not been registered with the SEC or any state securities commission, and have not been listed on any national securities exchange. Although each Fund generally has access to financial and other information made available to the lenders in connection with loans, the amount of public information available with respect to the loans will generally be less extensive than that available for rated, registered or exchange listed securities. As a result, the performance of each Fund and its ability to meet its investment objective is more dependent on the analytical ability of the Manager than would be the case for an investment company that invests primarily in rated, registered or exchange-listed securities.

Market Disruption Risk. Global financial markets have recently experienced periods of unprecedented turmoil. The debt and equity capital markets in the United States and around the world were negatively impacted by significant write-offs in the financial services sector relating to subprime mortgages and the re-pricing of credit risk in the broader market, among other things. These events, along with the deterioration of the housing market, the failure of major financial institutions and the concerns that other financial institutions as well as the global financial system were also experiencing severe economic distress, materially and adversely impacted the broader financial and credit markets and reduced the availability of debt and equity capital for the market as a whole and financial firms in particular.

The instability in the financial markets has led governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable.

The current financial market situation, as well as various social, political, and psychological tensions in the United States and around the world, may continue to contribute to increased market volatility, may have long-term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties or deterioration in the United States and worldwide. The continuation or further deterioration of the current U.S. and global economic downturn could adversely impact a Fund’s portfolio.

Regulatory Risk. The derivatives markets have recently become subject to comprehensive statutes, regulations and margin requirements. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law in July 2010. The Dodd-Frank Act requires most transactions in over-the-counter derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for a Fund. Further, the Commodity Futures Trading Commission (the “CFTC”) has recently rescinded certain exemptions from registration requirements under the U.S. Commodity Exchange Act (the “CEA”) that have been previously available under CFTC Rule 4.5 to investment companies registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the CEA pursuant to Rule 4.5 under the CEA promulgated by the CFTC. As it relates to each Fund, Babson Capital currently is not, therefore, subject to registration or regulation as a CPO under the CEA and each Fund is operated so as not to be deemed to be a “commodity pool” under the regulations of the CFTC under current law. In the event that a Fund’s investments in derivative instruments regulated under the CEA, including futures, swaps and options, exceed the thresholds set forth in Rule 4.5, the Manager may be required to register as a CPO and/or “commodity trading advisor” with the CFTC as it relates to the Funds. In the event the Manager is required to register with the CFTC with respect to the Funds, it will become subject to additional recordkeeping, disclosure and reporting requirements, which may increase the Fund’s expenses.

Babson Capital Funds Trust Prospectus

NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts; those position limits may in the future also apply to certain other derivatives positions a Fund may wish to take. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by Babson Capital and its affiliates may in the future be aggregated for this purpose. Therefore it is possible that in the future the trading decisions of Babson Capital may have to be modified and that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits.

The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of a Fund.

Substantial Redemption Risk. If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. A Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in the Fund’s net asset value per share. In addition, a substantial reduction in the size of the Fund may make it difficult for the Manager to execute its investment program successfully for the Fund for a period following the redemptions.

Valuation Risk. Each Fund may invest some of its assets in illiquid and/or unquoted securities or instruments. Such investments or instruments are valued in accordance with procedures adopted by the Funds’ Board of Trustees, as described in the section “Net Asset Value” in this Prospectus. Such investments are inherently difficult to value and are the subject of substantial uncertainty. As a result, the daily performance of a Fund may vary. There is no assurance that the estimates resulting from the valuation process will reflect the actual sales or “close-out” prices of such securities.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The Board of Trustees is responsible for the management of the Funds, including supervision of the duties performed by the Manager. There are currently five trustees of the Funds, one of whom is currently treated by the Funds as an “interested person” (as defined in the 1940 Act). The names and business addresses of the trustees and officers of the Funds and their principal occupations and other affiliations during the past five years are set forth under “Management” in the SAI.

Manager

The Manager serves as the investment adviser for the Funds. Subject to the supervision of the Board of Trustees, the Manager is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Manager is an indirect, majority-owned subsidiary of Massachusetts Mutual Life Insurance Company, with a principal office located at 550 South Tryon Street, Suite 3300, Charlotte, NC 28202. Founded in 1940, the Manager is a global investment management organization with investment operations in the United States, the United Kingdom, Australia, and Asia and approximately 1,038 associates, including 392 investment professionals as of June 30, 2014. The Manager has provided investment advice to individual and institutional investors for more than 70 years and had assets under management as of June 30, 2014 of more than $205 billion. The Manager has 85 professionals worldwide dedicated to high yield investing, including 64 professionals in the United States and 21 professionals in Europe.

Babson Capital Funds Trust Prospectus

MANAGEMENT OF THE FUNDS

The Manager has retained its subsidiary, Babson Capital Global Advisors Limited, as a sub-adviser to manage the Funds’ European investments. See “- Sub-Adviser” below.

Sub-Adviser

Babson Capital Global Advisors Limited serves as the Funds’ sub-adviser responsible for managing the Funds’ European investments. Subject to the supervision of the Board of Trustees and the Manager, the Sub-Adviser manages the investment and reinvestment of a portion of the assets of the Funds, as may be allocated from time to time to the Sub-Adviser by a global allocation investment committee composed of representatives of the Manager and Sub-Adviser.

The Sub-Adviser is an investment adviser registered with the SEC in the United States and the Financial Conduct Authority in the United Kingdom with its principal office located at 61 Aldwych, London, United Kingdom WC2B 4AE. The Sub-Adviser is a wholly-owned subsidiary of Babson Capital Europe, which in turn is an indirect, wholly-owned subsidiary of the Manager. Originally organized in 2000 as Duke Street Capital Debt Management, Limited, Babson Capital Europe provides investment advisory services to private accounts of institutional and family office clients. As of June 30, 2014, Babson Capital Europe had approximately $14.2 billion in assets under management.

Investment Management Agreement and Sub-Advisory Agreement

Pursuant to an investment management agreement between the Manager and the Funds (the “Investment Management Agreement”), Global Floating Rate Fund has agreed to pay the Manager an annual management fee, payable on a monthly basis, at the annual rate of 0.65% for average daily net assets for the services and facilities the Manager provides. Global Credit Income Opportunities Fund has agreed to pay the Manager an annual management fee, payable on a monthly basis, at an annual rate of 0.75% for average daily net assets for the services and facilities the Manager provides.

Pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and the Sub-Adviser, the Sub-Adviser manages the investment and reinvestment of a portion of the assets of each Fund, as may be allocated from time to time to the Sub-Adviser. The Manager (and not the Funds) pays a portion of the management fees it receives from each Fund to the Sub-Adviser for its services under the Sub-Advisory Agreement.

In addition to the fee of the Manager, each Fund pays all of its own expenses, including, among others, legal fees and expenses of counsel to the Fund and to the Fund’s independent trustees; insurance, including trustees and officers insurance and errors and omissions insurance; auditing and accounting expenses, including sub-accounting services provided by certain Financial Intermediaries; taxes and governmental fees; listing fees; dues and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund’s custodians, administrators, transfer agents, including sub-transfer agent services provided by certain Financial Intermediaries, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; other expenses in connection with the issuance, offering and underwriting of shares or debt instruments issued by the Fund or with the securing of any credit facility or other loans for the Fund; expenses relating to investor and public relations and secondary market services; expenses of registering or qualifying securities of the Fund for public sale; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund; expenses of preparation and distribution of reports, notices and dividends to shareholders; expenses of the dividend reinvestment plan (except for brokerage expenses paid by participants in such plan); compensation and expenses of trustees; costs of stationery; any litigation expenses; and costs of shareholder, Board and other meetings.

The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by Class A and Class C Shares of Global Floating Rate Fund will not exceed 0.80% as a percentage of average daily net assets allocated to each such class and such expenses incurred by Class A and Class C Shares of Global Credit Income Opportunities Fund will not exceed 0.95% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or

Babson Capital Funds Trust Prospectus

MANAGEMENT OF THE FUNDS

reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement) in the section entitled “Fees and Expenses for Class A and Class C Shares.” This contractual agreement shall remain in effect at least until November 1, 2015 unless earlier modified or terminated by the Funds’ Board of Trustees. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

A discussion regarding the considerations of the Funds’ Board of Trustees for approving the Investment Management Agreement and the Sub-Advisory Agreement is available in the Funds’ annual report for the period ended June 30, 2014.

Portfolio Management

The portfolio managers are primarily responsible for making day-to-day investment decisions for each Fund. Each of the persons listed below serves as a portfolio manager to the Funds.

The portfolio managers primarily responsible for the day-to-day management of the Global Floating Rate Fund’s portfolio are Zak Summerscale, Michael Freno, Sean Feeley, Tom McDonnell and Martin Horne. The portfolio managers primarily responsible for the day-to-day management of the Global Credit Income Opportunities Fund’s portfolio are Zak Summerscale, Michael Freno, Sean Feeley, Kam Tugnait and Scott Roth. More information about each manager’s compensation, other accounts managed by each manager, and each manager’s ownership of securities in the Funds is included in the SAI.

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Zak Summerscale Portfolio Manager	Since inception	Mr. Summerscale is the Chief Investment Officer of European High Yield at Babson Capital Europe and chairs the Babson Capital Europe High Yield Investment Committee as well as having direct portfolio management responsibility for several of Babson Capital global and European’s strategies. He is also a member of Babson Capital’s Global Strategy Committee. Prior to joining Babson Capital Europe in March of 2001, he was a Portfolio Manager at New Flag Asset Management for a European high yield fund. Prior to New Flag Asset Management, he worked for the United Bank of Kuwait. He joined the United Bank of Kuwait as a Distressed Debt Analyst, rising to Senior Portfolio Manager in charge of both the U.S. and European high yield funds. He qualified as an ACA with Ernst & Young in 1996. He has served on the board of the Loan Markets Association. He holds a B.A. (Hons) from Durham University. Mr. Summerscale has over 18 years of experience.
Michael Freno Portfolio Manager	Since inception	Mr. Freno is a Managing Director and Head of Babson Capital’s U.S. High Yield Investments Group for Babson Capital and chairs the Babson Capital U.S. High Yield Investment Committee. He is also a member of Babson Capital’s Global Strategy Committee. Prior to joining Babson Capital in 2005, Mr. Freno was a research analyst for an equity and credit hedge fund, where he focused on equity and credit analysis for the firm’s special situations and distressed investments. Prior to that, he was a Manager at PricewaterhouseCoopers. He holds a B.A. from Furman University and an M.B.A. from the Wake Forest Babcock School of Business. Mr. Freno has over 15 years of experience.

Babson Capital Funds Trust Prospectus

MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Sean Feeley Portfolio Manager	Since inception	Mr. Feeley is a Managing Director and Head of Portfolio Management for Babson Capital’s U.S. High Yield Investments Group and is a lead portfolio manager for various global and U.S. high yield bond total return strategies. He is also a member of Babson Capital’s U.S. High Yield Investment Committee. Prior to joining Babson Capital in 2003, he was a Managing Director at Cigna Investment Management in project finance and a Vice President at Credit Suisse in the leveraged finance group. He holds a B.S. from Canisius College and an M.B.A from Cornell University. He is also a Certified Public Account (inactive) and a member of the Chartered Financial Analyst Institute. Mr. Feeley has over 25 years of experience.
Kam Tugnait Portfolio Manager	Since Inception	Mr. Tugnait is a Managing Director of Babson Capital Europe, where he manages global and European high yield funds and serves as a member of the Babson Capital Europe High Yield Investment Committee. Prior to joining Babson Capital Europe in May of 2011, he worked at Gartmore, managing the Gartmore Corporate High Yield Bond Fund. Prior to Gartmore, he served as Head of High Yield at Standard Bank and the United Bank of Kuwait. He holds an M.A. from Cambridge University and is a member of the Institute of Chartered Accountants, England & Wales. Mr. Tugnait has over 25 years of experience in the industry and was one of the pioneers of high yield in Europe.
Scott Roth Portfolio Manager	Since Inception	Mr. Roth is a Managing Director in Babson Capital’s U.S. High Yield Investments Group and a lead portfolio manager for various global and U.S. high yield bond total return strategies. He is also a member of Babson Capital’s U.S. High Yield Investment Committee. Prior to joining Babson Capital in 2002, he worked at Webster Bank, was a high yield analyst at Times Square Capital Management and an underwriter at Chubb Insurance Company. He holds a B.B.A. from Western Michigan University and an M.B.A. from the University of Michigan. He is also a member of the Chartered Financial Analyst Institute. Mr. Roth has over 20 years of experience.
Tom McDonnell Portfolio Manager	Since Inception	Mr. McDonnell is a Managing Director in Babson Capital’s U.S. High Yield Investments Group, a member of the U.S. High Yield Investment Committee and a lead portfolio manager for various high yield total return strategies. Prior to joining Babson Capital in 2005, he worked at Patriarch Partners, LLC, Bank of America, and Bank One. He holds a B.S. and an M.B.A. from the University of New York at Buffalo. He is a retired certified public accountant. Mr. McDonnell has over 18 years of experience.

Babson Capital Funds Trust Prospectus

MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Martin Horne Portfolio Manager	Since Inception	Mr. Horne is a Managing Director and Head of Research for Babson Capital Europe, where he manages the European loan funds and serves as a member of the Babson Capital European High Yield Investment Committee. Prior to joining Babson Capital Europe in May of 2002, he worked at Dresdner Kleinwort Wasserstein where he was a member of the European Leverage team that focused on lead arranging and underwriting senior, mezzanine and high yield facilities for financial sponsor driven leverage buyouts throughout Europe. Prior to that, Martin spent three years with both KPMG Corporate Finance and National Westminster Bank. He is currently a Board member of the European Loan Market Association (LMA). Mr. Horne has over 18 years of experience.

Prior Performance for Similar Account

The performance information below shows prior performance of a discretionary account (“Babson Capital Global Loan Fund” or “Global Loan Fund”) managed by Babson Capital. Global Loan Fund is the only Fund or private account that Babson Capital has managed with an investment objective, policies, strategies and restrictions that Babson Capital believes are substantially similar to those of Global Floating Rate Fund, and Global Loan Fund has been managed in substantially the same way that Global Floating Rate Fund is to be managed by Babson Capital. Babson Capital has prepared Global Loan Fund’s performance in compliance with Global Investment Performance Standards (“GIPS”). This methodology differs from the guidelines of the SEC for calculating performance of mutual funds.

Global Floating Rate Fund’s actual performance may vary from the past performance of Global Loan Fund. Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings. Global Loan Fund is not subject to certain investment limitations, diversification requirements, specific tax restrictions and other requirements under the 1940 Act, and the Internal Revenue Code of 1986, as amended (the “Code”), that Global Floating Rate Fund is subject to, which, had they applied, might have adversely affected its performance. In addition, securities held by Global Floating Rate Fund are not identical to the securities held by Global Loan Fund, but Babson Capital believes the differences do not alter the conclusion that Global Floating Rate Fund and Global Loan Fund are managed in a substantially similar style.

The data is provided to illustrate the past performance of Babson Capital in managing a substantially similar account and does not represent the performance of Global Floating Rate Fund. Investors should not consider this performance data as a substitute for the performance of Global Floating Rate Fund, nor should investors consider this data as an indication of future performance of Global Floating Rate Fund, or of Babson Capital. The returns are not intended to predict or suggest the returns that might be experienced by Global Floating Rate Fund or an individual investing in Global Floating Rate Fund.

The performance figures below show the returns on both a gross and net basis. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. The net returns have been adjusted to reflect the operating expenses and the maximum initial sales charge (load) imposed on purchases of Class A and Class C Shares of Global Floating Rate Fund.

Babson Capital Funds Trust Prospectus

MANAGEMENT OF THE FUNDS

Global Loan Fund Annual Total Returns for the period ended September 30, 20141

	1 YEAR	3 YEAR	SINCE INCEPTION[4]
Net Class A (assuming Class A Share sales charge)[2]	-0.07%	6.47%	4.67%
Net Class C2	2.27%	6.81%	4.71%
Gross	4.52%	9.06%	6.96%
Benchmark[3]	4.30%	7.07%	5.85%

1.	Global Loan Fund’s investment objective is to achieve current income. Preservation of capital is a secondary goal. Global Loan Fund invests primarily in senior secured loans and, to a lesser extent senior secured bonds, issued by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands and Bermuda are considered North American and Western European companies. The debt instruments in which Global Loan Fund invests are generally rated sub-investment grade or unrated. Sub-investment grade means an instrument rated on the time of investment below BBB- by S&P or below Baa3 by Moody’s. The loan market in Europe remains largely unrated by the main rating agencies (Moody’s, S&P and Fitch Ratings). Global Loan Fund’s debt investments are primarily in senior secured loans (consisting of assignments and participations) and to a lesser extent in senior secured bonds, but also include second lien loans, senior unsecured and subordinated loans, senior and subordinated corporate debt obligations (consisting of bonds, debentures, notes and commercial paper), convertible debt obligations, preferred stock and repurchase agreements.
2.	Net returns reflect the operating expenses and the maximum sales charge (load) imposed on purchases of Class A and Class C Shares of Global Floating Rate Fund, but do not reflect the application of the expense limitation agreement.
3.	Global Loan Fund’s benchmark is represented by the market weighted average of the Credit Suisse Leveraged Loan Index and the Credit Suisse Western European Leveraged Loan Index.
4.	Global Loan Fund’s inception date is September 13, 2010.

Distributor of the Funds

Each Fund’s shares are offered for sale through ALPS Distributors, Inc. (the “Distributor”). Shareholders and Financial Intermediaries (as defined under “How to Buy Shares”) should not send any transaction or account requests to the Distributor. Transaction or account requests should be directed to “Babson Capital Funds – (Fund Name),” c/o State Street Bank and Trust, Attn: Transfer Agent, 100 Huntington Avenue, Mail Stop CPH0255, Boston, MA 02116.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of each Fund’s policies and procedures with respect to the disclosure of such Fund’s portfolio securities is available (i) in the SAI and (ii) on the Funds’ website at http://www.babsoncapital.com.

HOW TO BUY SHARES

You can purchase shares of the Funds on any day that the New York Stock Exchange (“NYSE”) is open for business (see “Net Asset Value”). You can purchase shares of the Funds from any financial advisor, broker-dealer or other financial intermediary that has entered into an agreement with the Distributor with respect to the sale of shares of the Funds (a “Financial Intermediary”). Your Financial Intermediary can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. The Funds have authorized Financial Intermediaries to receive purchase and redemption orders on their behalf. Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds are deemed to have received a purchase or redemption order when a Financial Intermediary or its authorized designee receives the order in “good order.” The specific requirements for “good order” depend on the type of transaction and method of purchase. Contact your Financial Intermediary if you have questions about your circumstances. Generally, “good order” means that you placed your order with your Financial

Babson Capital Funds Trust Prospectus

HOW TO BUY SHARES

Intermediary or its authorized designee or your payment (made in accordance with any of the methods set forth in the table below) has been received and your application is complete, including all necessary documentation and signatures. Customer orders are priced at a Fund’s net asset value per share next computed after the orders are received by a Financial Intermediary or its authorized designee in good order. Investors may be charged a fee by their Financial Intermediaries, payable to the Financial Intermediary and not to a Fund, if investors effect a transaction in Fund shares through either a Financial Intermediary or its authorized designee.

The USA PATRIOT Act may require a Fund, a Financial Intermediary or its authorized designee to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, it may not be possible to open an account. If a Fund, a Financial Intermediary or authorized designee is unable to verify your customer information, such Fund reserves the right to close your account or to take such other steps as it deems reasonable.

Outlined below are various methods for buying shares of the Funds:

METHOD	INSTRUCTIONS
Through your Financial Intermediary	Your Financial Intermediary can help you establish your account and buy shares on your behalf. To receive the current trading day’s price, your Financial Intermediary must receive your request in good order prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your Financial Intermediary may charge you fees for executing the purchase for you.
By exchange	You or your Financial Intermediary may acquire shares of a Fund for your account by exchanging shares you own in certain other funds advised by Babson Capital Management for shares of the same class of a Fund, subject to the conditions described in “Exchange of Shares” below. In addition, you or your Financial Intermediary may exchange shares of a class of a Fund you own for shares of a different class of the same Fund, subject to the conditions described in “Exchange of Shares” below. To exchange, send written instructions to the applicable Fund, at the address noted below[1] or call 1-855-439-5459.

1.	Regular and Overnight Mail: Send to “Babson Capital Funds – (Fund Name),” c/o State Street Bank and Trust, Attn: Transfer Agent, 100 Huntington Avenue, Mail Stop CPH0255, Boston, MA 02116.

Investment Minimums*

Initial Investment	$1,000
Subsequent Investments	$250

*	For retirement plans, the investment minimum is $250 for each of the initial investment and subsequent investments.

Each Fund reserves the right to change or waive the investment minimums and reserves the right to liquidate a shareholder’s account if the value of shares held in the account is less than the minimum account size. Each Fund also reserves the right to reject for any reason, or cancel as permitted or required by law, any purchase order. Neither Fund may reject or cancel purchase orders more than two business days following receipt by the Fund of such purchase orders. Each Fund will not accept any redemption request that is not in good order. In addition, without notice, a Fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

Babson Capital Funds Trust Prospectus

SHAREOWNER GUIDE - HOW TO INVEST IN THE FUNDS

Each Fund offers different classes of Fund shares, each of which has different expenses and other characteristics. The following are some of the main characteristics of the Funds’ Class A and Class C Shares offered in this Prospectus.

Choosing a Share Class

Each Fund offers two classes of shares in this Prospectus – Class A and Class C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $500,000 or more cannot be made in Class C Shares. Based on your personal situation, your Financial Intermediary can help you decide which class of shares makes the most sense for you. Your Financial Intermediary is entitled to receive compensation for purchases made through him or her and may receive differing compensation for selling different classes of shares.

Sales Charges

You may be subject to an initial sales charge when you purchase shares or a contingent deferred sales charge (“CDSC”) when you redeem your shares. These sales charges are described below. In certain circumstances, the sales charges may be waived, as described below and in the SAI.

Class A Shares

Your purchases of Class A Shares are made at the public offering price for these shares, that is, the net asset value per share for Class A Shares plus a front-end sales charge that is based on the amount of your initial investment when you open your account. The front-end sales charge you pay on an additional investment is based on your total net investment in a Fund, including the amount of your additional purchase. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. As shown in the tables below, a portion of the sales charge is paid as a commission to your Financial Intermediary on the sale of Class A Shares. The total amount of the sales charge, if any, differs depending on the amount you invest as shown in the tables below.

Global Floating Rate Fund

	SALES CHARGE
AMOUNT INVESTED	AS A % OF THE PUBLIC OFFERING PRICE	AS A % OF YOUR NET INVESTMENT	% OF OFFERING PRICE PAID TO FINANCIAL INTERMEDIARY
Less than $100,000	3.00	3.09	2.50
$100,000 to $250,000	2.50	2.56	2.00
$250,000 to $500,000	2.00	2.04	1.50
Greater than $500,000*	0.00	0.00	1.00

Babson Capital Funds Trust Prospectus

SHAREOWNER GUIDE - HOW TO INVEST IN THE FUNDS

Global Credit Income Opportunities Fund

	SALES CHARGE
AMOUNT INVESTED	AS A % OF THE PUBLIC OFFERING PRICE	AS A % OF YOUR NET INVESTMENT	% OF OFFERING PRICE PAID TO FINANCIAL INTERMEDIARY
Less than $100,000	3.75	3.90	3.25
$100,000 to $250,000	3.00	3.09	2.50
$250,000 to $500,000	2.50	2.56	2.00
Greater than $500,000*	0.00	0.00	1.00

*	Class A Shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of purchase. Subsequent Class A Share purchases that bring your account value above $500,000 are not subject to a front-end sales charge, but are subject to a CDSC if redeemed within 12 months of purchase. The 12–month period begins on the day the purchase is made. The CDSC does not apply to load waived shares purchased for certain retirement plans or other eligible fee-based programs.

Reduced Class A Sales Charges for Larger Investments

You may pay a lower sales charge when purchasing Class A Shares through Rights of Accumulation, which work as follows: if the combined value (determined at the current public offering price) of your accounts in all classes of shares of a Fund and other Participating Funds (as defined below) maintained by you, your spouse or your minor children, together with the value (also determined at the current public offering price) of your current purchase, reaches a sales charge discount level (according to the above chart), your current purchase will receive the lower sales charge, provided that you have notified the Distributor and your Financial Intermediary, if any, in writing of the identity of such other accounts and your relationship to the other account holders and submitted information (such as account statements) sufficient to substantiate your eligibility for a reduced sales charge. Such reduced sales charge will be applied upon confirmation of such shareholders’ holdings by the Transfer Agent. A Fund may terminate or amend this Right of Accumulation at any time without notice. As used herein, “Participating Funds” refers to any series of Babson Capital Funds (each as defined below under “Exchange of Shares”) and registered, open-end investment companies advised by the Manager and distributed by the Distributor and as otherwise permitted from time to time by the Board of Trustees.

You may also pay a lower sales charge when purchasing Class A Shares and shares of other Participating Funds by signing a Letter of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $100,000 within 13 months. If your Letter of Intent purchases are not completed within 13 months, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Upon your request, a Letter of Intent may reflect purchases within the previous 90 days. See the SAI for additional information about this privilege.

In addition, certain investors may purchase shares at no sales charge or at a reduced sales charge. For example, Class A Shares are offered at no sales charge to investors who are clients of Financial Intermediaries who have entered into an agreement with the Distributor to offer Fund shares through self-directed investment brokerage accounts without charging transaction fees to their clients or through other platforms. See the SAI for a description of this and other situations in which sales charges are reduced or waived.

Each Fund makes available free of charge on its website (http://www.babsoncapital.com) information regarding its sales charges, arrangements that result in breakpoints of the sales charges, the methods used to value accounts in order to determine whether an investor has met a breakpoint and the information investors must provide to verify eligibility for a breakpoint. Hyperlinks that facilitate access to such information are available on the Funds’ website.

Babson Capital Funds Trust Prospectus

SHAREOWNER GUIDE - HOW TO INVEST IN THE FUNDS

Class C Shares

Your purchases of Class C Shares are made at the net asset value per share for Class C Shares. Although Class C Shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding Class C Shares for one year, you may sell them at any time without paying a CDSC. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. The Distributor pays your Financial Intermediary an up-front commission of 1.00% on sales of Class C Shares.

Distribution and Service Fees

Each Fund is authorized under separate distribution plans (each a “Plan” and collectively the “Plans”) to use the assets attributable to such Fund’s Class A and Class C Shares to finance certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class A and Class C Shares and the services provided to you by your Financial Intermediary. The Plans operate in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares.

Under the Plans, distribution and service fees paid by each Fund to the Distributor equal to an annual rate of .25% of average daily net assets attributable to Class A Shares and 1.00% of average daily net assets attributable to Class C Shares. The Distributor may pay all or a portion of these fees to Financial Intermediaries whose clients own shares of the Funds. Because the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. The Plans authorize any other payments by the Funds to the Distributor and its affiliates to the extent that such payments might be construed to be indirect financing of the distribution of shares of the Funds. Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing a class of shares subject to higher distribution fees and service fees, you may pay more over time than on a class of shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of Financial Industry Regulatory Authority (“FINRA”).

The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fees materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. A Plan may be terminated with respect to a class at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

In addition to payments under the Plans, from time to time the Funds may pay Financial Intermediaries account-based fees for networking and account maintenance.

In addition, Babson Capital Management may, from time to time, at its own expense out of its own financial resources, make cash payments to Financial Intermediaries as an incentive to sell shares of the Funds and/or to promote retention of their customers’ assets in the Funds. Such cash payments may be calculated on sales of shares of the Funds (“Sales-Based Payments”) or on the average daily net assets of the Funds attributable to that particular Financial Intermediary (“Asset-Based Payments”). Babson Capital Management may agree to make such cash payments to a Financial Intermediary in the form of either or both Sales-Based Payments and Asset-Based Payments. Babson Capital Management may also make other cash payments to Financial Intermediaries in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those Financial Intermediaries and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; allocable

Babson Capital Funds Trust Prospectus

SHAREOWNER GUIDE - HOW TO INVEST IN THE FUNDS

portions, based on shares of the Funds sold, of salaries and bonuses of registered representatives of an affiliated broker-dealer that is a Financial Intermediary; or other expenses as determined in Babson Capital Management’s discretion. In certain cases these other payments could be significant to Financial Intermediaries. Any payments described above will not change the price paid by investors for the purchase of the shares of the Funds, the amount that the Funds will receive as proceeds from such sales, or the amounts payable under the Plans. Babson Capital Management determines the cash payments described above in its discretion in response to requests from Financial Intermediaries, based on factors it deems relevant. Financial Intermediaries may not use sales of the Funds’ shares to qualify for any incentives to the extent that such incentives may be prohibited by law. Amounts paid by the Distributor to any Financial Intermediary in connection with the distribution of any shares of the Funds will count towards the maximum imposed by FINRA on underwriter compensation in connection with the public offering of securities. In addition, Babson Capital Management may utilize its own resources to compensate the Distributor for distribution or service activities on behalf of the Funds. These payments are not reflected in the annual fund operating expenses section of the “Fees and Expenses” table for the Funds.

Contingent Deferred Sales Charges

As described above, certain investments in Class A and Class C Shares are subject to a CDSC. You will pay the CDSC only on shares you redeem within the prescribed amount of time after purchase. The CDSC is applied to the net asset value at the time of purchase or redemption, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the date on which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When shares are redeemed, the Funds will automatically redeem those shares (if any) not subject to a CDSC and then those you have held the longest. In certain circumstances, CDSCs may be waived, as described in the SAI.

Availability of Information

Information regarding sales charges of the Funds and the applicability and availability of discounts from sales charges is available free of charge through the Funds’ website at http://www.babsoncapital.com, which provides links to the Prospectus and SAI containing the relevant information.

REDEMPTION OF SHARES

Each Fund redeems its shares based on the net asset value next determined after the Transfer Agent or the Financial Intermediary receives your redemption request in good order. Each Fund reserves the right to reject any redemption request that is not in good order. The specific requirements for good order depend on the type of account and transaction and the method of redemption. Contact the Transfer Agent if you have any questions about your particular circumstances. Generally, “good order” means that the redemption request meets all applicable requirements described in this Prospectus. See “Net Asset Value” for a description of the calculation of net asset value per share.

You can redeem shares of a Fund on any day that the NYSE is open for business. Each Fund, however, may suspend the right of redemption and postpone payment for more than seven days: (i) during periods when trading on the NYSE is closed on days other than weekdays or holidays; (ii) during periods when trading on the NYSE is restricted; (iii) during any emergency which makes it impractical for a Fund to dispose of its securities or fairly determine the net asset value of the Fund; and (iv) during any other period permitted by the SEC for your protection.

The Funds are intended for long-term investors and not for those who wish to trade frequently in shares of the Funds. The Funds believe that excessive short-term trading of shares of the Funds, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.

Babson Capital Funds Trust Prospectus

REDEMPTION OF SHARES

In order to discourage and not accommodate frequent short-term trading in Fund shares, the Board of Trustees has adopted policies and procedures that impose a 1.00% redemption/exchange fee (short-term trading fee) on Class A and Class C Shares that are redeemed or exchanged within 60 days or less after the date of a purchase. This fee is calculated based on the shares’ aggregate net asset value on the date of redemption/exchange and deducted from the redemption proceeds or the aggregate value of shares requested to be exchanged. The redemption/exchange fee is not a sales charge, is retained by each Fund, and does not benefit the Fund’s Manager, Distributor or any other third party. For purposes of computing the redemption/exchange fee, shares acquired first will be redeemed first. Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to a Fund’s exchange privilege. The redemption/exchange fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by a Fund, (iii) shares were purchased through programs that collect the redemption/exchange fees at the program level and remit them to a Fund, (iv) shares were purchased through programs that the Manager determines to have appropriate anti-short-term trading polices in place or as to which the Manager has received assurances that look-through redemption/exchange fee procedures or effective anti-short-term trading policies and procedures will be in place, (v) shares were exchanged in a Same-Fund Exchange (as defined under “Exchange of Shares”), or (vi) shares were purchased through certain qualified and non-qualified retirement plans if recordkeepers for retirement plan participants cannot implement redemption/exchange fees because of systems’ limitations and such recordkeepers have provided verification to that effect Such recordkeepers may be permitted to delay, temporarily, the implementation of redemption/exchange fees. These policies apply to investments made through Financial Intermediaries, including through programs utilizing omnibus accounts. The Funds seek to apply these policies uniformly. In addition, the Manager may, at its discretion, waive a redemption/exchange fee.

Each Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase or exchange is not in the best interests of the Fund and to limit, delay or impose other conditions on purchases or exchanges. Each Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase, exchange and redemption activities to assist in minimizing short-term trading.

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and Financial Intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a Fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a Fund and may increase costs to a Fund and interfere with efficient portfolio management.

Financial Intermediaries may impose short-term trading restrictions that differ from those of the Funds. Under policies adopted by the Board of Trustees, Financial Intermediaries are permitted to apply a Fund’s excessive trading policy (described above), or their own excessive trading policy approved by the Fund. Any shareholder purchasing shares of a Fund through a Financial Intermediary should check with the Financial Intermediary or the Fund to determine whether the shares are subject to a short-term trading fee. In these cases, a Fund typically does not request or receive individual account data but relies on the intermediary to monitor trading activity in good faith in accordance with its or the Fund’s policies. Reliance on Financial Intermediaries increases the risk that excessive trading may go undetected. For other Financial Intermediaries that have not established a trading activity policy, each Fund generally monitors trading activity at the omnibus account level to attempt to identify disruptive trades. A Fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Fund’s policy to transactions that exceed thresholds established by the Board of Trustees. There is no assurance that a Fund will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

Each Fund monitors aggregate trading activity of Financial Intermediary transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by a Financial Intermediary will lead to fund blocks and the wrap program will lose its qualified status. Financial Intermediary transactions are not matched with client-directed

Babson Capital Funds Trust Prospectus

REDEMPTION OF SHARES

transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions are subject to a Fund’s excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the Financial Intermediary directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by a Financial Intermediary who agrees to give a Fund sufficient information to permit the Fund to identify the individual accounts in the wrap program.

You may redeem shares of a Fund through your Financial Intermediary or its authorized designee. If you hold your shares in an individual retirement account (“IRA”), you should consult a tax advisor concerning the current tax rules applicable to IRAs. Outlined below are the methods for redeeming shares:

METHOD	INSTRUCTIONS
Through your Financial Intermediary	Your Financial Intermediary can help you redeem shares on your behalf. To receive the current trading day’s price, your Financial Intermediary must receive your request in good order prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your Financial Intermediary may charge you fees for executing the purchase for you.
Proceeds by bank wire	The Funds accept telephone requests for wire redemption. The Funds will send a wire to either a bank designated on your new account application or on a subsequent letter in good order. The proceeds are normally wired on the next business day.

Involuntary Redemption

A Fund may redeem all shares in your account (other than an IRA) if their aggregate value falls below the stated share class minimum as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if a Fund initiates such action and allowed 30 days to increase the value of your account to at least the stated share class minimum.

Redemption Proceeds

A redemption request received by a Fund will be effected at the net asset value per share next determined after the Fund receives the request in good order. The Funds may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities, which may include illiquid securities, only if the Manager or the Trustees believes that it would be in a Fund’s best interests not to pay redemption proceeds in cash. In addition, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

If a Fund pays your redemption proceeds in portfolio securities, you will be exposed to market risk until you convert these portfolio securities into cash, and you will likely pay commissions upon any such conversion. If you receive illiquid securities, (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities), you could find it more difficult to sell such securities and may not be able to sell such securities at all or at prices that reflect the Manager’s or your assessment of their fair value or the amount paid for them by the Funds. Illiquidity may result from the absence of an established market for such securities as well as legal, contractual or other restrictions on their resale and other factors. Unless you are a tax-exempt investor or investing through a tax-deferred retirement plan or other tax-advantaged arrangement, a redemption of shares is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes (see “Tax Matters”).

Babson Capital Funds Trust Prospectus

REDEMPTION OF SHARES

Cost Basis Reporting

Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a Financial Intermediary, your Financial Intermediary generally will be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. Please contact the Funds at 1-855-439-5459 or consult your Financial Intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

EXCHANGE OF SHARES

Shareholders of a Fund may exchange their Fund shares on any business day for shares of the same share class of any series of Babson Capital Funds (a “Cross-Fund Exchange”) and such exchanges will be effected at the relative daily net asset values per share, plus any applicable redemption/exchange fee with respect to the exchanged shares (see “Redemption of Shares”). The exchange must meet the minimum purchase requirements of the Fund into which the shareholder is exchanging. Read the Prospectus carefully before investing.

If the shares of the Funds that you are exchanging (the “Exchanged Shares”) are subject to a CDSC, you will not be charged that CDSC upon the Cross-Fund Exchange. However, when you sell the shares acquired through the exchange (the “Acquired Shares”), the shares sold may be subject to a CDSC, depending upon when you originally purchased the Exchanged Shares. For purposes of determining the applicability of a CDSC, the length of time you own your shares will be computed from the date of your original purchase of the Exchanged Shares (and includes the period during which the Acquired Shares were held), and the applicable CDSC will be based on the CDSC schedule of the Exchanged Shares.

Shareholders of a Fund may exchange their shares in a class of a Fund on any business day for shares of a different class of the same Fund (a “Same-Fund Exchange”) and such exchanges will be effected at the relative daily net asset values per share (see “Redemption of Shares”). The exchange must meet the minimum purchase requirements of the share class into which the shareholder is exchanging. Read the Prospectus carefully before investing.

If the shares of the Funds that you are exchanging (the “Exchanged Shares”) are subject to a CDSC, you will be charged that CDSC upon the Same-Fund Exchange. For purposes of determining the applicability of a CDSC, the length of time you own your shares will be computed from the date of your original purchase of the Exchanged Shares.

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, the Funds may reject any exchange request for any reason, including if they do not think that the exchange is in the best interests of the Funds and/or their shareholders. The Funds may also terminate your exchange privilege if the Manager determines that your exchange activity is likely to adversely impact its ability to manage the Funds or if the Funds otherwise determine that your exchange activity is contrary to their short-term trading policies and procedures.

Unless you are a tax-exempt investor or investing through a tax-deferred retirement plan or other tax-advantaged arrangement, an exchange, other than a Same-Fund Exchange, is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes. A Same-Fund Exchange is not expected to result in your realization of a gain or loss for U.S. federal income tax purposes.

Babson Capital Funds Trust Prospectus

NET ASSET VALUE

The net asset value of each Fund equals the total value of a Fund’s portfolio investments and other assets, less any liabilities. For purposes of calculating net asset value, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which market quotations are not readily available may be fair valued in good faith by reference to other securities or indexes, or otherwise, by the Funds’ valuation committee, consisting of Fund officers who are also employees of the Manager, pursuant to written policies adopted by, and under the supervision of, the Board of Trustees. The Funds generally use pricing services to value most loans and other debt securities. The Funds may fair value loans or other securities pursuant to written policies adopted by, and under the supervision of, the Board of Trustees if approved pricing services do not recommend a value for such loans or other securities or the value recommended is deemed unreliable. Fair valuation also may be required due to material events that occur after the close of the relevant market but prior to the NYSE Close.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Fixed income securities with a remaining maturity of 61 days or more are valued using values supplied by approved independent third-party pricing services or broker/dealers. In valuing securities, pricing services and broker/dealers may consider a variety of inputs and factors, including, but not limited to, proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange. Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or another broker/dealer.

Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. The Fund has implemented fair value pricing on a daily basis for securities of foreign issuers. The fair value pricing utilizes the quotations of an independent pricing service. Trading on foreign markets may also take place on days on which the U.S. markets and the Funds are closed.

The net asset value of each Fund’s Class A Shares and Class C Shares are determined daily on any day that the NYSE is open for trading, as of the close of regular trading on the NYSE that day (normally 4:00 p.m., Eastern time) (the “NYSE Close”). Domestic debt securities or instruments and foreign securities or instruments are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agent after the Fund’s net asset value has been calculated on a particular day is not used to retroactively adjust the price of a security or the Fund’s net asset value determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using the WM16 Rate provided by the WM Company. As a result, the net asset value of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed.

In unusual circumstances, instead of valuing securities in the usual manner, a Fund may value securities at fair value as determined in good faith by the Board of Trustees or the Funds’ Valuation Committee, generally based upon recommendations provided by the Manager and the Sub-Adviser. Fair valuation also may be required due to material events that occur after the close of the relevant market but prior to the NYSE Close.

Babson Capital Funds Trust Prospectus

DIVIDENDS AND DISTRIBUTIONS

Commencing January 1, 2015, each Fund shall declare a dividend daily based on the Manager’s projections of the Fund’s estimated net investment income and distribute such dividend monthly. Until such date, each Fund declares and pays dividends on net investment income monthly. Each Fund shall continue to pay any capital gain distributions on an annual basis. You may have dividends or capital gain distributions that are declared by a Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or in Fund shares at the time you purchase your shares. You may change this election by notifying a Fund in writing at any time prior to the record date for a particular dividend or distribution. Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of a Fund. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that a Fund will pay any dividends or make any capital gain distributions.

TAX MATTERS

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to an investment in a Fund; it reflects provisions of the Code, existing Treasury regulations, rulings published by the Internal Revenue Service (“IRS”), and other applicable authority, as of the date of this Prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. For more detailed information regarding tax considerations, see the SAI. Other tax considerations may apply to particular investors, including shareholders that are not “United States persons” as defined in the Code. In addition, income earned through an investment in the Funds may be subject to state, local and foreign taxes. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of U.S. federal, state, local, foreign or other tax laws.

Each Fund has elected to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such. In order for a Fund to qualify as a RIC, it must meet an income and asset diversification test each year. If a Fund so qualifies and satisfies certain distribution requirements, the Fund generally will not be subject to U.S. federal income tax at the Fund level on income and gains that it distributes to shareholders. A Fund’s failure to qualify as a RIC would result in Fund-level taxation and, consequently, would likely materially reduce the investment return to shareholders.

For U.S. federal income tax purposes, Fund distributions are generally taxable as described herein, whether a shareholder receives them in cash or in additional shares of the Fund. (See “Dividends and Distributions” above.)

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owns or is considered to have owned for one year or less, or of gains characterized as market discount from the disposition of or payments on bonds are taxable to shareholders as ordinary income.

Dividends derived from “qualified dividend income” and properly reported as such by a Fund are taxed to individual shareholders at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Neither Fund expects a significant portion of distributions to be derived from qualified dividend income.

Babson Capital Funds Trust Prospectus

TAX MATTERS

A 3.8% Medicare contribution tax is generally imposed on the net investment income of certain individuals, trusts and estates whose income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, dividends, including capital gain dividends, paid by a Fund, and any net gain recognized on the sale or exchange of Fund shares.

Each Fund provides shareholders with detailed federal tax information regarding distributions for each calendar year, early in the following year.

Dividends and distributions on Fund shares are generally subject to federal income tax as described herein, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects unrealized gains or income or gains that are realized but not yet distributed.

Any gain or loss that results from the redemption of a Fund’s shares or exchange of a Fund’s shares for shares of another Fund will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

A Fund’s investments in foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s yield on those investments. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal U.S. income tax return, subject to certain limitations. In addition, certain of a Fund’s investments, including certain debt instruments, derivatives, and foreign securities or foreign currencies, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions).

Backup withholding is generally required with respect to taxable distributions paid to any individual shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. The backup withholding rate is 28%. Amounts withheld as a result of backup withholding are remitted to the U.S. Treasury but do not constitute an additional tax imposed on the shareholder; such amounts may be claimed as a credit on the shareholder’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.

The above is a general summary of the tax implications of investing in a Fund. Please refer to the SAI for further details. Also, you should consult your tax adviser for more information on your own tax situation, including U.S. federal and possible foreign, state and local taxes.

MAILINGS TO SHAREHOLDERS

In order to reduce duplicative mail and expenses of the Funds, we may, in accordance with applicable law, send a single copy of the Funds’ Prospectus and shareholder reports to your household even if more than one family member in your household owns shares of a Fund. Additional copies of the Prospectus and shareholder reports may be obtained by calling 1-855-439-5459. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will furnish separate mailings, in accordance with instructions, within 30 days of your request.

Babson Capital Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ Annual Report, which is incorporated by reference into this prospectus, and is available free of charge on the Funds’ website, http://www.babsoncapital.com.

CLASS A
Babson Global Floating Rate Fund	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.30
Net realized and unrealized gain on investments	0.08

Total increase from investment operations	0.38

Less dividends and distributions:
From net investment income	(0.18)

Net asset value, at end of period	$10.20

Total investment return (3)(4)	3.81%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$12,464
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	2.27%
Ratio of net expenses to average net assets (5)	1.05%
Ratio of net investment income to average net assets (5)	3.76%
Portfolio turnover rate (4)	49.51%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.05% as a percentage of average daily net assets.

Babson Capital Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

CLASS C
BABSON GLOBAL FLOATING RATE FUND	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.24
Net realized and unrealized gain on investments	0.07

Total increase from investment operations	0.31

Less dividends and distributions:
From net investment income	(0.15)

Net asset value, at end of period	$10.16

Total investment return (3)(4)	3.15%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$2,396
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	4.97%
Ratio of net expenses to average net assets (5)	1.80%
Ratio of net investment income to average net assets (5)	3.07%
Portfolio turnover rate (4)	49.51%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.80% as a percentage of average daily net assets.

Babson Capital Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

CLASS A
BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.40
Net realized and unrealized gain on investments	0.33

Total increase from investment operations	0.73

Less dividends and distributions:
From net investment income	(0.28)

Net asset value, at end of period	$10.45

Total investment return (3)(4)	7.30%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$2,591
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	3.95%
Ratio of net expenses to average net assets (5)	1.20%
Ratio of net investment income to average net assets (5)	4.88%
Portfolio turnover rate (4)	99.72%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.20% as a percentage of average daily net assets.

Babson Capital Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

CLASS C
BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.35
Net realized and unrealized gain on investments	0.32

Total increase from investment operations	0.67

Less dividends and distributions:
From net investment income	(0.22)

Net asset value, at end of period	$10.45

Total investment return (3)(4)	6.75%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$944
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	10.50%
Ratio of net expenses to average net assets (5)	1.95%
Ratio of net investment income to average net assets (5)	4.39%
Portfolio turnover rate (4)	99.72%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.95% as a percentage of average daily net assets.

550 South Tryon Street

Suite 3300

Charlotte, NC 28202

1.855.439.5459

www.BabsonCapital.com

Babson Capital Funds Trust

Babson Global Floating Rate Fund

Babson Global Credit Income Opportunities Fund

More information about Babson Global Floating Rate Fund and Babson Global Credit Income Opportunities Fund (the “Funds”), each an investment portfolio of Babson Capital Funds Trust (the “Trust”), is available without charge upon request through the following:

Statement of Additional Information (SAI): The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the Funds and is available, free of charge, on the Funds’ website at http://www.babsoncapital.com. The SAI is on file with the SEC and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders, which are available, free of charge, on the Funds’ website at http://www.babsoncapital.com. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last year.

To Obtain More Information:

By Internet: http://www.babsoncapital.com

By Telephone: 1.855.439.5459

By Regular and Overnight Mail:

Babson Capital Funds Trust

c/o State Street Bank and Trust

Attn: Transfer Agent

100 Huntington Avenue

Mail Stop CPH0255

Boston, MA 02116

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Funds, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission

Public Reference Section

Washington, DC 20549-1520

The Trust’s Investment Company Act

Registration Number: 811-22845

Babson Capital Funds Trust

Prospectus

November 1, 2014

Babson Global Floating Rate Fund

Babson Global Credit Income Opportunities Fund

Class/Ticker Symbol
Fund Name	Class Y	Class I
Babson Global Floating Rate Fund	BXFYX	BXFIX
Babson Global Credit Income Opportunities Fund	BXIYX	BXITX

Investment portfolios of Babson Capital Funds Trust managed by Babson Capital Management LLC (“Babson Capital Management” or the “Manager”)

550 South Tryon Street

Charlotte, NC 28202

Telephone: 1.855.439.5459

Not FDIC Insured, May Lose Value, No Bank Guarantee

The Securities and Exchange Commission (“SEC”) has not approved or disapproved any shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Babson Capital Funds Trust Prospectus

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Babson Capital Funds Trust Prospectus

BABSON GLOBAL FLOATING RATE FUND

Investment Objective

The investment objective of Babson Global Floating Rate Fund (“Global Floating Rate Fund” or the “Fund”) is to seek a high level of current income. Preservation of capital is a secondary goal.

Fees and Expenses for Class Y and Class I Shares

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

	CLASS Y	CLASS I
SHAREHOLDER FEES (fees paid directly from your investment)
Exchange Fee	None	None
Redemption Fee (as % of amount redeemed within 60 days or less after date of purchase)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.88%	0.87%
Total Annual Fund Operating Expenses	1.53%	1.52%
Fee Waiver and Expense Reimbursement[1]	0.78%	0.77%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.75%	0.75%

1.	The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.75% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2015 unless earlier modified or terminated by the Fund’s Board of Trustees. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class Y:	$79	$246	$428	$955
Class I:	$79	$246	$428	$955

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BABSON GLOBAL FLOATING RATE FUND

You would pay the following expenses if you did not redeem your shares:

CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class Y:	$79	$246	$428	$955
Class I:	$79	$246	$428	$955

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the period from the Fund’s commencement of operations on September 16, 2013 to June 30, 2014, the Fund’s portfolio turnover rate was 49.51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in income-producing floating rate debt securities, consisting of floating rate loans, bonds and notes, issued primarily by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands and Bermuda are considered North American and Western European companies. Such instruments are primarily, at the time of purchase, rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s Investors Services, Inc. (“Moody’s”) or below BBB- by either Standard & Poor’s Rating Services, a division of the McGraw-Hill Company, Inc. (“S&P”), or Fitch, Inc. (“Fitch”)) or unrated but judged by the Manager or Babson Capital Global Advisors Limited (the “Sub-Adviser” and together with the Manager, “Babson Capital”), to be of comparable quality.

The Fund may invest in a wide range of income-producing floating rate loans, bonds and notes of issuers based in U.S. and non-U.S. markets, but invests primarily in senior secured loans of North American and Western European corporate issuers that are of below investment grade quality. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Fund’s benchmark, which is the market weighted average of the Credit Suisse Leveraged Loan Index and the Credit Suisse Western European Leveraged Loan Index (collectively, the “Benchmark”), represented by foreign companies, as determined by the provider of the Benchmark). A significant portion of the Fund’s investments in floating rate debt securities is denominated in a currency other than the U.S. dollar. Although the Fund’s investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions the Fund seeks to hedge substantially all of its exposure to foreign currencies.

The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European loan and other debt markets. For example, the Fund seeks to take advantage of differences in pricing between senior secured loans of an issuer denominated in U.S. dollars and substantially similar senior secured loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.

The Fund invests primarily in senior secured loans (consisting of assignments and participations). The Fund may invest in both floating rate debt instruments and debt instruments that pay a fixed rate of interest; listed and unlisted corporate debt obligations; convertible securities; structured products (consisting of collateralized bond and loan obligations); bank obligations; U.S. government securities; preferred securities and trust preferred securities; unsecured loans; delayed funding loans and revolving credit facilities; when-issued securities, delayed delivery purchases and forward commitments; zero- coupon bonds, step-up bonds and payment-in-kind securities; commercial paper; repurchase agreements; and other investment companies. The instruments in which the Fund invests are primarily of below investment grade quality, and may

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BABSON GLOBAL FLOATING RATE FUND

include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed loans and bonds that are in default at the time of purchase in an effort to protect the Fund’s existing investments in securities of the same issuers. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but invests in such equity investments only for the preservation of capital. The Fund may also use over-the-counter and exchange-traded derivatives for hedging purposes or speculative purposes -as substitutes for investments in securities in which the Fund can invest - provided that, at the time the Fund enters into a derivative transaction, the Fund segregates assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, in an amount at least equal to any payment or delivery obligation of the Fund in connection with such derivative transaction. The Fund’s use of derivatives may consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps and foreign currency forward contracts and futures.

The Fund may invest in investments of any duration or maturity.

The Fund is a “non-diversified” investment company, which means that it may invest a greater percentage of its assets in the securities of fewer issuers than may investment companies that are “diversified.” To avoid concentrating its investments in a particular industry or group of industries, the Fund does not invest 25% or more of its total assets in any single industry or group of industries.

The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges, or to purchase loans, bonds or structured products prior to settlement of pending sale transactions.

Securities may be sold when Babson Capital believes they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

The primary risks of investing in the Fund are described below. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.

Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued (see “Net Asset Value”), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund.

Borrowing and Leverage. The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Fund’s investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Fund and the yield to shareholders more volatile.

Certain Affiliations. Certain Financial Intermediaries may be considered to be affiliated persons of the Fund or of Babson Capital Management due to their possible affiliations with Massachusetts Mutual Life Insurance Company, the ultimate parent company of the Manager. Absent an exemption from the SEC or other regulatory relief, the Fund is generally

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BABSON GLOBAL FLOATING RATE FUND

precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and to take advantage of market opportunities.

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status.

Derivatives Risk. Derivatives are subject to a number of risks, such as liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund.

Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Duration Risk. The Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Equity Securities Risk. The prices of equity securities rise and fall frequently. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the Sub-Adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.

Foreign (Non-U.S.) Investment Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks.

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BABSON GLOBAL FLOATING RATE FUND

Inflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money.

Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.

Issuer Risk. The value of securities may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk. The Fund may invest up to 15% of its total assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.

Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the Sub-Adviser apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.

Non-Diversification Risk. The Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of fewer issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.

Potential Conflicts of Interest Risk. The Manager, the Sub-Adviser and their affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Manager, the Sub-Adviser and their affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. The Manager, the Sub-Adviser and their affiliates intend to

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BABSON GLOBAL FLOATING RATE FUND

engage in such activities and may receive compensation from third parties for their services. Neither the Manager, the Sub-Adviser or their affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, the Manager, the Sub-Adviser and their affiliates may compete with the Fund for appropriate investment opportunities.

Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.

Structured Products Risk. The Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk, credit risk, liquidity risk and market risk. Because the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movements of the factors may cause significant price fluctuation.

Volatility Risk. A Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may be potentially unlimited.

The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance Information for the Fund

The Fund commenced operations on September 16, 2013. Because the Fund has been in operation for less than one full calendar year as of the date of this Prospectus, no performance returns are presented in this part of the Prospectus. When the Fund has completed a full calendar year of operations, this section will include information an investor would find useful in evaluating the risks of investing in the Fund, such as charts that show the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of the Benchmark. The Fund’s current performance for the most recent month end can be obtained by calling 1-855-439-5459 or at www.babsoncapital.com/Strategies/Trusts/GFR/Default.aspx. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

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BABSON GLOBAL FLOATING RATE FUND

Portfolio Management

Babson Capital Management LLC serves as the investment adviser to the Fund. Babson Capital Global Advisors Limited, a wholly-owned subsidiary of Babson Capital Management, serves as a sub-adviser with respect to the Fund’s European investments.

The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:

PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH ADVISER
Zak Summerscale	Since inception	Portfolio Manager
Michael Freno	Since inception	Portfolio Manager
Sean Feeley	Since inception	Portfolio Manager
Tom McDonnell	Since inception	Portfolio Manager
Martin Horne	Since inception	Portfolio Manager

Purchase and Sale of Fund Shares

Purchase Minimums*

Initial Investment (Class Y/Class I)	$100,000/500,000
Subsequent Investments	$250

*	The Fund reserves the right to change or waive the investment minimums. For retirement plans, the investment minimum is $250 for each of the initial investment and subsequent investments.

In general, you may purchase Class Y Shares on any business day through your Financial Intermediary and redeem Y Class Shares on any business day through your Financial Intermediary. Qualified investors may also purchase or redeem Class I Shares on any business day through the Fund’s Transfer Agent.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless your investment is in an IRA, 401(k) plan or other tax-advantaged arrangement. Such tax-advantaged arrangements may be taxed later upon the withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

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Babson Capital Funds Trust Prospectus

BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Investment Objective

The investment objective of Babson Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund” or the “Fund”) is to seek an absolute return, primarily through current income and secondarily through capital appreciation.

Fees and Expenses for Class Y and Class I Shares

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

	CLASS Y	CLASS I
SHAREHOLDER FEES (fees paid directly from your investment)
Exchange Fee	None	None
Redemption Fee (as % of amount redeemed within 60 days or less after date of purchase)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	1.09%	1.08%
Total Annual Fund Operating Expenses	1.84%	1.83%
Fee Waiver and Expense Reimbursement[1]	0.89%	0.88%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%	0.95%

1.	The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.95% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2015 unless earlier modified or terminated by the Fund’s Board of Trustees. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class Y:	$100	$311	$540	$1,198
Class I:	$100	$311	$540	$1,198

You would pay the following expenses if you did not redeem your shares:

CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class Y:	$100	$311	$540	$1,198
Class I:	$100	$311	$540	$1,198

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BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the period from the Fund’s commencement of operations on September 16, 2013 to June 30, 2014, the Fund’s portfolio turnover rate was 99.72% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is managed using an absolute return investment objective, which means that it is not managed relative to the performance of a specific bond index, but rather seeks to generate positive returns over the course of a full market cycle while managing volatility through security selection and possibly hedging to reduce overall exposure to credit and interest rate risk. The Fund seeks absolute total return through a combination of current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in debt instruments (consisting of loans, bonds and notes). The Fund may invest in a wide range of debt instruments of issuers based in U.S. and non-U.S. markets, as well as over-the-counter and exchange-traded derivatives. Investments may be issued or guaranteed by governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. A significant portion of the Fund’s investments in debt instruments are denominated in a currency other than the U.S. dollar. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to foreign currencies.

Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Bank of America/Merrill Lynch Global Non-Financial High Yield Constrained Index, represented by foreign companies, as determined by the provider of the index). Although the Bank of America/Merrill Lynch Global Non-Financial High Yield Constrained Index is representative of the Fund’s investable universe, the Fund does not seek to be correlated with that index.

The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European high yield bond and loan markets and within capital structures between bonds and loans. For example, the Fund seeks to take advantage of differences in pricing between bonds or loans of an issuer denominated in U.S. dollars and substantially similar bonds or loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.

The Fund invests primarily in high yield debt instruments (consisting of bonds, loans, and notes) of North American and Western European corporate issuers that are of below investment grade quality. The Fund invests in instruments that are, at the time of purchase, rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s Investors Services, Inc. (“Moody’s”) or below BBB- by either Standard & Poor’s Rating Services, a division of the McGraw-Hill Company, Inc. (“S&P”), or Fitch, Inc. (“Fitch”)) or unrated but judged by the Manager or Babson Capital Global Advisors Limited (the “Sub-Adviser” and together with the Manager, “Babson Capital”), to be of comparable quality.

The Fund invests primarily in high yield bonds, loans and notes; but also make use of a wide range of debt instruments. The Fund may invest in both fixed and floating rate instruments; listed and unlisted corporate debt obligations; convertible securities; structured products (consisting of collateralized bond and loan obligations); bank obligations; U.S. and non-U.S. government securities; preferred securities and trust preferred securities; asset-backed securities; unsecured loans; delayed funding loans and revolving credit facilities; when-issued securities, delayed delivery purchases and forward commitments;

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zero-coupon bonds, step-up bonds and payment-in-kind securities; commercial paper; repurchase agreements; and other investment companies. The Fund’s investments may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed bonds and loans that are in default at the time of purchase in an effort to protect the Fund’s existing investment in securities of the same issuers. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but will invest in such equity investments only for the preservation of capital.

The Fund may also use derivatives to a significant extent for risk management and hedging purposes, or for speculative purposes - as substitutes for investments in securities in which the Fund can invest - in order to achieve the Fund’s absolute return objective and manage volatility. The Fund may use over-the-counter and exchange-traded derivatives for a variety of purposes, consisting of: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the Fund’s yield or return as a non-hedging strategy that may be considered speculative. The Fund may establish, through derivatives, net short positions for individual sectors, markets, currencies or securities, or as a means of adjusting the Fund’s portfolio duration, credit quality and maturity. The Fund may invest in over-the-counter and exchange-traded derivative instruments provided that, at the time the Fund enters into a derivative transaction, the Fund segregates assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, in an amount at least equal to any payment or delivery obligation of the Fund in connection with such derivative transaction. The Fund’s use of derivatives may consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps and foreign currency forward contracts and futures.

The Fund may invest in investments of any duration or maturity.

The Fund is a “non-diversified” investment company, which means that it may invest a greater percentage of its assets in the securities of fewer issuers than may investment companies that are “diversified.” To avoid concentrating its investments in a particular industry or group of industries, the Fund does not invest 25% or more of its total assets in any single industry or group of industries.

The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges, or to purchase loans, bonds or structured products prior to settlement of pending sale transactions.

Securities may be sold when Babson Capital believes they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

The primary risks of investing in the Fund are described below. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.

Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued (see “Net Asset Value”), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund.

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BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Borrowing and Leverage. The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Fund’s investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Fund and the yield to shareholders more volatile.

Certain Affiliations. Certain Financial Intermediaries may be considered to be affiliated persons of the Fund or of Babson Capital Management due to their possible affiliations with Massachusetts Mutual Life Insurance Company, the ultimate parent company of the Manager. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and to take advantage of market opportunities.

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status.

Derivatives Risk. Derivatives are subject to a number of risks, such as liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund.

Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Duration Risk. The Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Equity Securities Risk. The prices of equity securities rise and fall frequently. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

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Foreign Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the Sub-Adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.

Foreign (Non-U.S.) Investment Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks.

Inflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money.

Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.

Issuer Risk. The value of securities may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.

Liquidity Risk. The Fund may invest up to 15% of its total assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.

Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.

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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the Sub-Adviser apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.

Non-Diversification Risk. The Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of fewer issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.

Potential Conflicts of Interest Risk. The Manager, the Sub-Adviser and their affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Manager, the Sub-Adviser and their affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. The Manager, the Sub-Adviser and their affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Manager, the Sub-Adviser nor their affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, the Manager, the Sub-Adviser and their affiliates may compete with the Fund for appropriate investment opportunities.

Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.

Structured Products Risk. The Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk, credit risk, liquidity risk and market risk. Because the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movements of the factors may cause significant price fluctuation.

Volatility Risk. A Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may be potentially unlimited.

The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”

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An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance Information for the Fund

The Fund commenced operations on September 16, 2013. Because the Fund has been in operation for less than one full calendar year as of the date of this Prospectus, no performance returns are presented in this part of the Prospectus. When the Fund has completed a full calendar year of operations, this section will include information an investor would find useful in evaluating the risks of investing in the Fund, such as charts that show the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based market index. The Fund’s current performance for the most recent month end can be obtained by calling 1-855-439-5459 or www.babsoncapital.com/Strategies/Trusts/CIO/Default.aspx. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Portfolio Management

Babson Capital Management LLC serves as the investment adviser to the Fund. Babson Capital Global Advisors Limited, a wholly-owned subsidiary of Babson Capital Management, serves as a sub-adviser with respect to the Fund’s European investments.

The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:

PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH ADVISER
Zak Summerscale	Since inception	Portfolio Manager
Michael Freno	Since inception	Portfolio Manager
Sean Feeley	Since inception	Portfolio Manager
Kam Tugnait	Since inception	Portfolio Manager
Scott Roth	Since inception	Portfolio Manager

Purchase and Sale of Fund Shares

Purchase Minimums*

Initial Investment (Class Y/Class I)	$100,000/500,000
Subsequent Investments	$250

*	The Fund reserves the right to change or waive the investment minimums. For retirement plans, the investment minimum is $250 for each of the initial investment and subsequent investments.

In general, you may purchase Class Y shares on any business day through your Financial Intermediary and you may redeem Y Class shares on any business day through your Financial Intermediary. Qualified investors may also purchase or redeem Class I Shares on any business day through the Fund’s Transfer Agent.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless your investment is in an IRA, 401(k) plan or other tax-advantaged arrangement. Such tax-advantaged arrangements may be taxed later upon the withdrawal of monies from those arrangements.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

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DESCRIPTION OF PRINCIPAL INVESTMENTS

The following is a description of principal investment practices in which the Funds may engage. Any references to investments made by a Fund include those that may be made both directly by the Fund and indirectly by the Fund (e.g., through its investments in derivatives or other pooled investment vehicles). Not all Funds may engage in all practices described below. Please refer to the “Principal Investment Strategies” for each Fund for additional information regarding the practices in which a particular Fund may engage. Please see “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks” below for the risks associated with the Funds’ investment practices.

Investment Objectives

The investment objective of Global Floating Rate Fund is to seek a high level of current income. Preservation of capital is a secondary goal. The investment objective of Global Credit Income Opportunities Fund is to seek an absolute return, primarily through current income and secondarily through capital appreciation. There can be no assurance that either Fund will achieve its investment objectives. Each Fund’s investment objectives are non-fundamental, which means that they may be changed without shareholder approval by the Board of Trustees.

Portfolio Management Strategies

Global Floating Rate Fund

Under normal market conditions, Global Floating Rate Fund invests at least 80% of its net assets in income-producing floating rate debt securities, consisting of floating rate loans, bonds and notes, issued primarily by North American and Western European companies. For this purpose debt instruments issued by issuers based in the Channel Islands, Cayman Islands and Bermuda are considered North American and Western European companies. Such instruments are primarily, at the time of purchase, rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s or below BBB- by either S&P or Fitch) or unrated but judged by the Manager or the Sub-Adviser to be of comparable quality.

The Fund may invest in a wide range of income-producing floating rate loans, bonds and notes of issuers based in U.S. and non-U.S. markets, but invests primarily in senior secured loans of North American and Western European corporate issuers that are of below investment grade quality. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Fund’s Benchmark, represented by foreign companies, as determined by the provider of the Benchmark). A significant portion of the Fund’s investments in floating rate debt securities is denominated in a currency other than the U.S. dollar. Although the Fund’s investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions the Fund seeks to hedge substantially all of its exposure to foreign currencies.

For purposes of determining whether securities held by the Fund are securities of a foreign company, a company is considered to be a foreign company if the Manager or Sub-Adviser determines that the company’s securities trade on a market outside of the United States, the company is headquartered and organized outside of the United States, or the company derives a majority of its revenues or profits outside of the United States.

The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European loan and other debt markets. For example, the Fund seeks to take advantage of differences in pricing between senior secured loans of an issuer denominated in U.S. dollars and substantially similar senior secured loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.

The instruments in which the Fund invests are primarily of below investment grade quality, and may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed loans and bonds that are in default at the time of purchase in an effort to protect the Fund’s existing investments in securities of the same issuers.

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Babson Capital Funds Trust Prospectus

DESCRIPTION OF PRINCIPAL INVESTMENTS

Global Credit Income Opportunities Fund

Global Credit Income Opportunities Fund is managed using an absolute return investment objective, which means that it is not managed relative to the performance of a specific bond index, but rather seeks to generate positive returns over the course of a full market cycle while managing volatility through security selection and possibly hedging to reduce overall exposure to credit and interest rate risk. The Fund seeks absolute total return through a combination of current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in debt instruments (consisting of loans, bonds and notes). The Fund may invest in a wide range of debt instruments of issuers based in U.S. and non-U.S. markets, as well as over-the-counter and exchange-traded derivatives. Investments may be issued or guaranteed by governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. A significant portion of the Fund’s investments in debt instruments are denominated in a currency other than the U.S. dollar. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions the Fund seeks to hedge substantially all of its exposure to foreign currencies.

Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Bank of America/Merrill Lynch Global Non-Financial High Yield Constrained Index, represented by foreign companies, as determined by the provider of the index). Although the Bank of America/Merrill Lynch Global Non-Financial High Yield Constrained Index is representative of the Fund’s investable universe, the Fund does not seek to be correlated with that index.

For purposes of determining whether securities held by the Fund are securities of a foreign company, a company is considered to be a foreign company if the Manager or Sub-Adviser determines that the company’s securities trade on a market outside of the United States, the company is headquartered and organized outside of the United States, or the company derives a majority of its revenues or profits outside of the United States.

The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European high yield bond and loan markets and within capital structures between bonds and loans. For example, the Fund seeks to take advantage of differences in pricing between bonds or loans of an issuer denominated in U.S. dollars and substantially similar bonds or loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.

Babson Capital’s Approach

Babson Capital incorporates both bottom-up and top-down processes. In a fundamental bottom-up approach to credit, Babson Capital analyzes each investment opportunity to assess the issuer’s ability to service its capital structure and perform a relative value analysis of the debt offering against those of comparable issuers. Each security has to be approved by Babson Capital’s local (either in the United States or Europe) Investment Committee as eligible for purchase. Portfolio managers can select securities from those approved by Babson Capital’s relevant Investment Committee. Though Babson Capital adheres to a bottom-up approach to individual credit selection, Babson Capital also applies industry and macroeconomic considerations to investment analysis in assessing the expected effects of industry changes and the macroeconomic environment on an issuer’s ability to service its debt obligations. As part of formulating an industry view, each of Babson Capital’s research analysts typically presents quarterly to the Investment Committee an industry review that highlights opportunities and concerns within the industry.

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DESCRIPTION OF PRINCIPAL INVESTMENTS

In addition to the fundamental bottom-up credit analysis, Babson Capital’s Global Strategy Committee determines strategic allocations between asset classes and geographies. The Global Strategy Committee is comprised of senior members of the Global High Yield Investments Group and meets weekly (more often if market conditions warrant) and takes into consideration, among other things, macroeconomic trends, Babson Capital’s assessment of relative value across geographies and asset classes, and Babson Capital’s outlook for rates when making allocation decisions. In conjunction with the Global Strategy Committee, investment and research teams are responsible for managing local asset exposures from the bottom-up.

The bottom-up part of the process is a credit-intensive approach for selecting assets for each Fund. Credit analysis is conducted locally by large teams in each of the United States and Europe. Babson Capital seeks to determine where value exists within companies based on fundamental bottom-up analysis and to assess this value relative to other investment alternatives. Babson Capital focuses on in-depth company and industry analysis, with particular attention paid to free cash flow generation capability, quality of management and capital structure. Babson Capital also looks at enterprise value relative to debt and the value of any collateral for the bonds and loans that it purchases. Babson Capital’s credit strategy stresses (i) fundamentally driven credit selection and portfolio construction, (ii) building broadly diverse portfolios across industry and issuer, (iii) emphasizing total return, relative value and market liquidity, (iv) determining appropriate reward for risk, (v) communicating and reacting to company and market information on a real time basis and (vi) actively managing accounts to achieve portfolio objectives as market conditions change. Babson Capital believes that it is important to locally underwrite and monitor credits due to the significant differences in the regulatory, legal, bankruptcy and geopolitical frameworks of the various North American and European countries in which the Fund primarily invests.

Each Fund seeks to buy securities of companies with strong management teams and solid business positions in stable industries. Research analysts focus on profitability, generation and sustainability of cash flow, enterprise value, interest coverage and leverage. Babson Capital looks for companies that it believes have appropriate capital structures that do not overly subordinate the companies’ debt and have adequate liquidity with access to capital. Using fundamental bottom-up analysis combined with credit analysis techniques, research analysts consider the potential downside risks of an investment first, but do not ignore the upside potential. They monitor the current investment environment to identify which asset classes seem to be offering the best value given the risks. Analysts then perform rigorous analysis of issuers under consideration by examining (i) the quality of the management team, (ii) free cash flow to determine an issuer’s ability to repay debt, (iii) the company’s strengths and weaknesses within its sectors, including the views of competitors, suppliers and customers, (iv) capital structure, (v) pro forma leverage and debt coverage and (vi) a comparison of traditional measures of total financial leverage to both debt market standards and enterprise values. Securities may be sold when Babson Capital believes they no longer represent relatively attractive investment opportunities.

Independent Credit Analysis. Babson Capital relies heavily on its own analysis of the credit quality and risks associated with individual loans and other debt securities considered for each Fund, rather than relying exclusively on rating agencies or third-party research. The individuals managing a Fund use this information in an attempt to minimize credit risk and to identify issuers, industries or sectors that are undervalued or that offer attractive yields relative to their assessment of their credit characteristics. This aspect of the capabilities of Babson Capital is particularly important because of each Fund’s emphasis on below investment grade loans and bonds.

Diversification. Each Fund is a “non-diversified” investment company, which means that it may invest a greater percentage of its assets in the securities of fewer issuers than may investment companies that are “diversified.” See “Description of Principal Risks - Non-Diversification Risk.” To avoid concentrating its investments in a particular industry or group of industries, each Fund will not invest 25% or more of its total assets in any single industry or group of industries.

Portfolio Composition and Other Information

Each Fund’s portfolio may invest in the following types of securities and other instruments. A more detailed discussion of these and other instruments and investment techniques that may be used by each Fund is provided under “Description of Principal Investment Strategies and Risks” and “Description of Non-Principal Investment Strategies and Risks” in the SAI.

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Bank Loans, Loan Participations and Assignments. Each Fund may invest in floating and fixed rate loans issued by banks and other unaffiliated entities, which investments generally will be issued directly by the borrower or be in the form of loan participations or assignments purchased from banks and other financial institutions and institutional investments. The loans in which the Funds may invest may include, but are not limited to, secured loans that are senior (“first lien”) or subordinated (“second lien”) loans, and unsecured loans. Loans and other floating rate debt instruments are subject to the risk of non-payment of scheduled interest or principal. See “Description of Principal Risks - Loan Risk.” Participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it is likely that it will only be able to enforce its rights through the lender, and, therefore, it will assume the credit risk of both the lender and the borrower.

First Lien Loans. Each Fund may invest in first lien loans. First lien loans hold a senior position in the capital structure of a borrower. For first lien loans, borrowers are typically corporations, partnerships and other business entities that operate in various industries and geographical regions, including foreign borrowers. First lien loans are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The capital structure of a borrower may include first lien loans, senior and junior subordinated debt, preferred stock and common stock issued by the borrower, typically in descending order of seniority with respect to claims on the borrower’s assets. The proceeds of first lien loans primarily are used to finance highly leveraged transactions including leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancings and internal growth and for other corporate purposes.

First lien loans in which the Funds may invest generally pay interest at rates that are redetermined periodically by reference to a base lending rate, plus a premium. First lien loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. These base lending rates are primarily London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major U.S. banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. As floating rate loans, the frequency of how often a loan resets its interest rate will impact how closely such loans track current short term market interest rates. The first lien loans that a Fund may hold typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. As a result, as short-term interest rates increase, interest payable to a Fund from its investments in first lien loans should increase, and as short-term interest rates decrease, interest payable to a Fund from its investments in first lien loans should decrease. The Funds may utilize derivative instruments to shorten the effective interest rate redetermination period of first lien loans in its portfolio. First lien loans typically have a stated term of between one and ten years. In the experience of the Manager over the last decade, however, the average life of first lien loans has been two to four years because of prepayments.

Second Lien Loans and Other Debt Securities. Each Fund may invest in loans, bonds and notes that have the same characteristics as first lien loans except that such loans are second in lien priority rather than first. Such second lien loans and securities typically have adjustable floating rate interest payments. Accordingly, the risks associated with such securities are higher than the risks of loans with first priority over the collateral. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to a Fund.

Unsecured Loans. Each Fund may invest in unsecured loans, both floating and fixed rate. Unsecured loans are subject to substantially similar risks attributable to secured loans. Issuer risk is more pronounced in unsecured loans since the Fund will not have recourse to recoup its investment against collateral securing the loan.

First and second lien loans and unsecured loans are subject to prepayments which shorten the loans’ weighted average maturities and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in market value, that is changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement.

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Delayed Funding Loans and Revolving Credit Facilities. Each Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

High Yield Securities. Each Fund may invest in high yield bonds of North American and European corporate issuers. Investing in high yield securities or instruments involves greater risks (in particular, greater risk of default) and special risks in addition to the risks associated with investments in investment grade debt obligations. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities or instruments. High yield securities or instruments may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They also may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities or instruments. Debt securities or instruments in the lowest investment grade category also may be considered to possess some speculative characteristics.

The market values of high yield securities or instruments tend to reflect individual developments of the issuer to a greater extent than do higher-quality securities or instruments, which tend to react mainly to fluctuations in the general level of interest rates. In addition, lower-quality debt securities or instruments tend to be more sensitive to economic conditions. Certain “emerging market” governments that issue high yield securities or instruments are among the largest debtors to commercial banks, foreign governments and supra-national organizations such as the World Bank, and may not be able or willing to make principal and/or interest payments as they come due.

Credit Ratings and Unrated Securities. Each Fund may invest in securities that may be assigned credit ratings or may be unrated securities. Rating agencies are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Appendix A to the SAI describes the various ratings assigned to debt obligations by Moody’s, S&P and Fitch. Ratings assigned by a credit rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. As described above under “- Portfolio Management Strategies - Independent Credit Analysis,” Babson Capital does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ratings of a debt security or instruments may change over time. Moody’s, S&P and Fitch monitor and evaluate the ratings assigned to securities on an ongoing basis. As a result, debt securities or instruments held by the Fund could receive a higher rating (which would tend to increase their value) or a lower rating (which would tend to decrease their value) during the period in which they are held.

The Funds may purchase unrated securities or instruments (which are not rated by a credit rating agency). Unrated securities or instruments may be less liquid than comparable rated securities or instruments and involve the risk that Babson Capital may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities or instruments may be more complex than for issuers of higher-quality debt obligations. The Funds’ success in achieving its investment objectives may depend more heavily on Babson Capital’s credit analysis than if the Funds invested primarily in higher-quality and rated securities or instruments.

Corporate Bonds. Each Fund may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations and business entities. Each Fund may invest in bonds that are fixed or variable rate debt obligations, consisting of bills, notes, debentures and money market instruments. Bonds generally are used by corporations as well as governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are perpetual in nature in that they have no

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maturity date; to the extent that these perpetual bonds have fixed interest rates, they may have heightened sensitivity to changes in interest rates.

U.S. Government Securities. Each Fund may invest in U.S. Government securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government securities include a variety of securities that differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury.

When Issued, Delayed Delivery and Forward Commitment Transactions. Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets may decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. When such purchases are outstanding, a Fund will segregate until the settlement date assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Variable and Floating Rate Securities. Each Fund may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rising interest rates, a Fund will participate in any decline in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities, where the value of the investment position is determined by changes in the difference between such prices or interest rates, as the case may be, of the respective securities.

Foreign (Non-U.S.) Investments and Currencies. Each Fund invests in debt obligations of foreign issuers and of supra-national government entities. Supra-national entities include international organizations that are organized or supported by one or more government entities to promote economic reconstruction or development and by international banking institutions and related governmental agencies. Each Fund may also invest in debt instruments denominated in foreign currencies (of both developed and “emerging market” countries), consisting of obligations of corporations and non-U.S. governments and their respective sub-divisions, agencies and government-sponsored enterprises. Each Fund likewise may invest without limit in securities of issuers located in developed countries (regardless of the currency in which such securities are denominated) and of issuers located in “emerging market” countries. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. See “Description of Principal Risks - Foreign (Non-U.S.) Investment Risk” and “Description of Principal Risks - Foreign Currency Risk.”

The U.S. dollar-denominated foreign securities in which a Fund may invest include Eurodollar obligations and “Yankee Dollar” obligations. Eurodollar obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee Dollar obligations are generally subject to the same risks that apply to domestic debt issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee Dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

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Each Fund also may invest in sovereign debt issued by foreign governments, their agencies or instrumentalities, of developing or “emerging market” issuers. As a holder of sovereign debt, a Fund may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there are generally no bankruptcy proceedings similar to those in the United States by which defaulted sovereign debt may be collected. Each Fund also may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to realize a loss of interest or principal on any of its portfolio holdings.

Each Fund’s investments in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk, which is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect any investment. Each Fund may engage in transactions involving foreign currencies in order to hedge against foreign currency risk. For instance, each Fund may purchase foreign currencies on a spot (cash) basis and enter into forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies and futures. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, these transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

Please see “Description of Principal Investment Strategies and Risks - Foreign (Non-U.S.) Securities,” “Description of Principal Investment Strategies and Risks - Foreign Currency Transactions” and “Description of Principal Investment Strategies and Risks - Foreign Currency Exchange-Related Securities” in the SAI for a more detailed description of the types of foreign investments and foreign currency transactions in which a Fund may invest and their related risks.

Mortgage-Backed and Other Asset-Backed Securities. Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments, generally over fixed periods of time, consisting of mortgages, motor vehicle installment sales, contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving (credit card) agreements and student loans. Such securities entitle the security holders to receive distributions (i.e., principal and interest) that are tied to the payments made by the borrower on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Mortgage-backed securities are asset-backed securities that represent, directly or indirectly, a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-backed security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Structured Products. Each Fund may invest in collateralized bond and loan obligations, which are privately negotiated debt obligations where principal and/or interest payments are determined by reference to the performance of a benchmark asset

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(such as a portfolio of selected securities), interest rate or index, or the differential performance of two assets, interest rates or indexes, including bond indexes (an “embedded index”). These structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Each Fund may invest in structured products of any credit quality, including those rated investment grade and below investment grade or considered to be of comparable quality. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured products may be determined by applying a multiplier to the performance or differential performance of the referenced indexes or other assets. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

Babson Capital may utilize structured instruments for investment purposes and also for risk management purposes, such as to reduce the duration and interest rate sensitivity of a Fund’s portfolio. While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. Structured instruments also may involve significant credit risk and risk of default by the counterparty. Like other sophisticated strategies, the Funds’ use of structured instruments may not work as intended. If the value of the embedded index changes in a manner other than that expected by Babson Capital, principal and/or interest payments received on the structured instrument may be substantially less than expected.

Each Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a trust typically collateralized by a pool of loans, which may include, among others, U.S. and non-U.S. secured loans and unsecured loans, including loans of below investment grade quality. Each Fund may invest in collateralized bond obligations (“CBOs”). A CBO is a trust that is backed by a diversified pool of high risk, below investment grade debt securities. CLOs and CBOs may charge management fees and administrative expenses. The cash flows from the trust typically are split into portions (“tranches”) varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO or CBO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO or CBO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO or CBO securities as a class. The risks of an investment in a CLO or CBO depend largely on the type of the collateral securities and the class of the CLO or CBO in which a Fund invests. Normally, CLOs or CBOs are privately offered and sold, and thus are not registered under the securities laws; however, an active dealer market may exist for CLOs or CBOs allowing a CLO or CBO to qualify under Rule 144A under the Securities Act of 1933, as amended. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Prospectus and in the SAI (e.g., interest rate risk and default risk), CLOs and CBOs carry additional risks including, but not limited to (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the collateral may decline in value or default; (iii) the Funds may invest in CLOs or CBOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) the risk of forced “fire sale” liquidation of collateral due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CBO may perform poorly.

Preferred Stocks. Each Fund may invest in preferred stocks. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent

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an ownership interest in the company. Some preferred stocks offer a fixed rate of return with no maturity date. Because they never mature, these preferred stocks act like long-term bonds, can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates. Other preferred stocks have a variable dividend, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process, involving bids submitted by holders and prospective purchasers of such stocks. Because preferred stocks represent an equity ownership interest in a company, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company’s financial condition or prospects, or to fluctuations in the equity markets.

Zero-Coupon Bonds, Step-Ups and Payment-In-Kind Securities. Each Fund may invest in zero-coupon bonds, step-ups and payment-in-kind securities. Zero-coupon bonds pay interest only at maturity rather than at intervals during the life of the security. Like zero-coupon bonds, “step-up” bonds pay no interest initially but eventually begin to pay a coupon rate prior to maturity, which rate may increase at stated intervals during the life of the security. Payment-in-kind securities (“PIKs”) are debt obligations that pay “interest” (“PIK interest”) in the form of other debt obligations, instead of in cash. Zero-coupon bonds, step-ups and PIKs allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. To the extent those instruments do not amortize principal, at maturity repayment may also be dependent on the ability of the borrower to refinance the face amount of the debt. Each of these instruments is typically issued and traded at a deep discount from its face amount. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon bonds, step-ups and PIKs generally are more volatile than the market prices of debt instruments that pay interest currently and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of securities having similar maturities and credit quality. In order to maintain its qualification as a “regulated investment company” for U.S. federal income tax purposes, a Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive the income on a current basis or in cash. Thus, a Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions to its shareholders. Under certain market conditions, investments in zero-coupon bonds, step-ups and PIKs may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

Generally, when payments on a loan become past due, or a Fund otherwise does not expect the borrower to be able to meet its obligations to the Fund, the Fund will place the loan on non-accrual status and will cease recognizing PIK interest income on that loan for financial reporting purposes until all principal and interest has been brought current through payment or through a restructuring as a result of which the Fund determines that the interest income should be collectible. A Fund will write off any previously accrued and uncollected PIK interest when it determines that the PIK interest is no longer collectible.

Derivatives. Global Floating Rate Fund may, and Global Credit Income Opportunities Fund may to a significant extent, use a variety of over-the-counter and exchange-traded derivative instruments for hedging or risk management purposes, or for speculative purposes - as substitutes for investments in securities in which a Fund can invest - as part of its investment strategies to increase return. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt instruments, interest rates, currencies or currency exchange rates, commodities, and related indexes. Although each Fund reserves the flexibility to use various derivative instruments as Babson Capital deems advisable, it anticipates that its derivative instrument investments will consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps and foreign currency forward contracts and futures. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investment directly in securities and other more traditional investments. See “Description of Principal Risks - Derivatives Risk.” Certain types of derivative instruments are described elsewhere in this section, including those described under “- Certain Interest Rate Transactions,” “- Structured Products,” “- Credit Default Swaps” and “- Total Return Swaps.” Please see “Description of Principal Investment Strategies and Risks - Derivative Instruments” in the SAI for additional information about these and other derivative instruments that a

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Fund may use and the risks associated with such instruments. There is no assurance that these derivative strategies will be available at any time or that Babson Capital will determine to use them for a Fund or, if used, that the strategies will be successful. In addition, a Fund may be subject to certain restrictions on its use of derivative strategies imposed by the terms of the Fund’s expected credit facility.

Credit Default Swaps. Each Fund may enter into credit default swap contracts to obtain exposure to particular issuers. For hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract.

Total Return Swaps. Each Fund may enter into total return swaps to add leverage to the portfolio and to transfer risk. Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying assets, which may include securities, baskets of securities, or securities indices during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from other underlying assets.

Certain Interest Rate Transactions. Each Fund may enter into interest rate swap or cap transactions in order to change the interest rate exposure inherent in a Fund’s underlying investments and capital structure. Interest rate swaps involve a Fund’s agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The payment obligation would be based on the notional amount of the swap. A Fund may use an interest rate cap, which would require the Fund to pay a premium to the cap counterparty and would entitle the Fund, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the counterparty payment of the difference based on the notional amount. A Fund may use interest rate swaps or caps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could pose for the performance of the shares as a result of leverage, and also may use these instruments for other hedging or investment purposes.

Bank Obligations. Each Fund may invest in certain bank obligations, consisting of certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Commercial Paper. Each Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Repurchase Agreements. Each Fund may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer and the bank or broker-dealer agrees to repurchase the security at the Fund’s cost plus interest within a specified time. In essence, such transactions function as a loan between a Fund and the counterparty, with the transferred security acting as collateral for the loan. If the party agreeing to repurchase should default, a Fund will seek to sell the securities which it holds. This could involve transaction costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Distressed Securities. Each Fund may invest in issuers that are in default at the time of purchase. Distressed securities are issued by issuers that are in default at the time of purchase and that may become subject to a bankruptcy reorganization

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proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. Distressed securities frequently do not produce income while they are outstanding, and a Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment.

Common Stocks. Each Fund may invest in equity securities incident to the purchase or ownership of a loan or debt instrument only for the preservation of capital. Each Fund may hold or have exposure to common stocks of issuers of any size (in terms of market capitalization or otherwise) and in any industry or sector. Because a Fund may have exposure to common stocks, historical trends would indicate that the Fund’s portfolio and investment returns will be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than if it invested exclusively in debt securities, although under certain conditions debt securities may have comparable or greater price volatility.

Warrants and Rights. Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Borrowing and Leverage. Each Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Funds’ investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Funds and the yield to shareholders more volatile.

Other Investment Companies. Each Fund may invest in securities of other open- or closed-end investment companies to the extent that such investments are consistent with the Fund’s investment objectives and policies. Each Fund may invest in other investment companies either during periods when it has large amounts of uninvested cash, during periods when there is a shortage of attractive income-producing securities available in the market, or when Babson Capital believes share prices of other investment companies offer attractive values. Each Fund may invest in investment companies that are advised by Babson Capital or its affiliates. As a stockholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in other investment companies. Babson Capital will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available investments in loans, high-yield bonds and other securities. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the same leverage risks as the risks described in the section entitled “Non-Principal Investment Strategies and Risks - Leverage Risk.” For example, the net asset value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

Additional Information. The foregoing percentage limitations in each Fund’s investment strategies apply at the time of purchase of securities. All investment objectives and policies are non-fundamental, unless otherwise stated. The Board of Trustees may change any of the foregoing investment policies, including the Funds’ investment objectives and the Global Floating Rate Fund’s 80% investment policy, without shareholder approval. The Funds will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

See “Description of Principal Investment Strategies and Risks” and “Description of Non-Principal Investment Strategies and Risks” in the SAI for additional information regarding the investments of the Funds and their related risks.

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The following supplements the information regarding each Fund’s investment objective and principal risks. This summary describes the nature of the principal risks, but is not intended to include every potential risk. Unless otherwise specified, each risk summarized below applies to each Fund. The Funds could be subject to additional risks because the types of investments they make may change over time. Please see “Non-Principal Investment Strategies and Risks” below for additional risks associated with the Funds’ investment practices. The SAI includes more information about the Funds and their investments. Each Fund is not intended to be a complete investment program.

Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Each Fund may invest in bonds and loans of corporate issuers that are, at the time of purchase, rated below investment grade by at least one credit rating agency (below Baa3 by Moody’s, or below BBB- by either S&P or Fitch) or unrated but judged by the Manager or the Sub-Adviser to be of comparable quality. Each Fund may also invest in other below investment grade debt obligations. Below investment grade debt instruments carry greater credit and liquidity risk than investment grade instruments. These instruments are often also referred to as high yield instruments or “junk bonds”. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued (see “Net Asset Value”), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund. The Manager and the Sub-Adviser consider both credit risk and market risk in making investment decisions for a Fund.

Below investment grade debt instruments are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions.

The market value of below investment grade debt instruments tends to reflect individual corporate developments to a greater extent than that of higher-rated instruments, which generally react primarily to fluctuations in the general level of interest rates. As a result, when a Fund invests in such high yield instruments, its ability to achieve its investment objective may depend to a greater extent on the judgment of the Manager and the Sub-Adviser concerning the creditworthiness of issuers than funds that invest in higher-rated instruments. Issuers of below investment grade debt instruments may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher-rated instruments by economic downturns, specific corporate developments or the issuer’s inability to meet specific projected business forecasts. Negative publicity about the high yield markets and investor perceptions regarding lower-rated or unrated instruments, whether or not based on fundamental analysis, may depress the prices for such instruments.

If a default occurs with respect to any below investment grade debt instruments and a Fund sells or otherwise disposes of its exposure to such instruments, it is likely that the proceeds would be less than the unpaid principal and interest. Even if such instruments are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation would be uncertain and may not occur.

The secondary market for below investment grade debt instruments may be concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such instruments is not as liquid as, and is more volatile than, the secondary market for higher-rated instruments. In addition, market trading volume for high yield instruments is generally lower and the secondary market for such instruments could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.

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Borrowing and Leverage. Each Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Funds’ investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Funds and the yield to shareholders more volatile. There can be no assurance that the Fund’s leveraging strategies would be successful. Leverage creates several major types of risks for shareholders, including: (1) the likelihood of greater volatility of net asset value than a comparable portfolio without leverage; (2) the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid will fluctuate because such costs vary over time; (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of Fund shares than if the Fund were not leveraged; and (4) leverage will increase operating expenses, which may reduce total return. In addition, the counterparties to the Fund’s leveraging transactions will have priority of payment over the Fund’s shareholders.

Certain Affiliations. Certain Financial Intermediaries may be considered to be affiliated persons of a Fund or of Babson Capital due to their possible affiliations with Massachusetts Mutual Life Insurance Company, the ultimate parent company of Babson Capital. Absent an exemption from the SEC or other regulatory relief, each Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit a Fund’s ability to engage in securities transactions and to take advantage of market opportunities.

Counterparty Risk. Each Fund may be subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to a Fund. In addition, in the event of a bankruptcy of a clearing house, a Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.

Credit Risk. Credit risk is the risk that one or more debt obligations in a Fund’s portfolio will decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated instruments. They do not, however, evaluate the market value risk of below investment grade debt instruments and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the instruments. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in below investment grade and comparable unrated obligations will be more dependent on the Manager’s and the Sub-Adviser’s credit analysis than would be the case with investments in investment-grade instruments. The Manager and the Sub-Adviser employ their own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, sensitivity to economic conditions, operating history and current earnings trends.

Derivatives Risk. Global Floating Rate Fund may, and Global Credit Income Opportunities Fund may to a significant extent, use a variety of over-the-counter and exchange-traded derivative instruments for hedging or risk management purposes, or for speculative purposes - as substitutes for investments in securities in which a Fund can invest - as part of its investment strategies to increase the return of a Fund. Such derivatives may consist of options on futures contracts, indexes or

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components of an index, interest rate or other futures contracts and swap agreements (consisting of total return swaps, credit default swaps, index swaps or swaps on components of an index and foreign currency forward contracts and futures), as well as through investments in structured products or credit-linked notes. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, credit risk, management risk and volatility risk. Over-the-counter derivatives are highly susceptible to liquidity risk and counterparty risk. Derivatives, in particular over-the-counter derivatives, also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Distressed Securities Risk. Each Fund may invest in issuers that are in default at the time of purchase. Issuers in which a Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. Distressed securities frequently do not produce income while they are outstanding. A Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent a Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. A Fund also may be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by a Fund, there can be no assurance that the securities or other assets a Fund receives in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities a Fund receives upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of a Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Fund may be restricted from disposing of such securities.

Duration Risk. Each Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). By way of example, a fund with a duration of 5 would be expected to experience a 5% decline in value if interest rates were to rise one percentage point. Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen a Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Equity Securities Risk. The prices of equity securities rise and fall frequently. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. Common stock is subordinate to any preferred stock and debt securities of the same issuer with respect to the payment of dividends and in liquidation or bankruptcy. The market prices of warrants and rights to purchase common stock are usually significantly less than the price of the underlying stock. As a result, the prices of warrants and rights are often more volatile than the price of the underlying stock. Limited partnership interests involve risks that differ from an investment in common stock. Holders of limited partnership interests have more limited control and limited rights to vote on matters affecting the partnership.

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Foreign Currency Risk. Although each Fund reports its net asset value and pays dividends in U.S. dollars, foreign securities often are purchased with, and make dividend or interest payments in, foreign currencies. Therefore, when a Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although Babson Capital intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by a Fund.

Foreign (Non-U.S.) Investment Risk. Each Fund’s investments in foreign issuers and in securities denominated in foreign currencies involve special risks. These risks include imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market. Foreign investments involve special risks, including:

■	Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, other economic sanctions and tax increases.

■	Unreliable or untimely information: There may be less information publicly available about a foreign issuer than about most U.S. issuers, and foreign issuers are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

■	Limited legal recourse: Legal remedies for investors in foreign companies may be more limited than the remedies available to U.S. investors.

■	Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

■	Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means that the Sub-Adviser may at times be unable to sell these foreign investments at desirable prices. For the same reason, it may at times be difficult to value the Funds’ foreign investments.

Inflation Risk. Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of money.

Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. Interest rate risk is the risk that the debt obligations in a Fund’s portfolio will decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing a Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact a Fund’s performance and net asset value. In typical market interest rate environments, the prices of long-term debt obligations generally fluctuate more than prices of short-term debt obligations as interest rates change. A Fund’s use of leverage, as described below, will tend to increase share interest rate risk. Interest rate risk generally is lower for floating rate instruments than for fixed rate debt obligations. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, a Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.

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Issuer Risk. The value of securities may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk. Each Fund may invest up to 15% of its total assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which a Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, a Fund may not be able to dispose of illiquid securities at a favorable time or price when desired. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities.

In addition, derivatives instruments may not be liquid in all circumstances, so that in volatile markets a Fund may not be able to close out a position without incurring a loss. Although both over-the-counter and exchange-traded derivatives markets may experience the lack of liquidity, over-the-counter non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, speculative position limits, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio.

Loan Risk. The loans in which a Fund invests are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed rate debt obligations. However, from the perspective of the borrower, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans and the private syndication thereof, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and a Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of the high yield loans in its portfolio.

Loans to companies operating in workout modes or under statutory bankruptcy protection are, in certain circumstances, subject to certain potential liabilities which may exceed the amount of the loan. For example, under certain circumstances, lenders who have inappropriately exercised control of the management and policies of a debtor may have their claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions.

Loans may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans that a Fund may invest in have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than better quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.

As a result of a Fund’s investment in below investment grade investments and as a consequence of credit problems with such investment and the possibility that a Fund may participate in restructuring activities, it is possible that a Fund may become involved in litigation. Litigation entails expense and the possibility of counterclaim against a Fund and ultimately judgments may be rendered against the Fund for which the Fund may not carry insurance.

A Fund may invest directly or indirectly in loans by purchasing participations or sub-participations from certain financial institutions which will represent the right to receive a portion of the principal of, and all of the interest relating to such portion of, the applicable loan. In purchasing participations, a Fund will usually have a contractual relationship only with the selling institution, and not the borrower. When investing in participations, a Fund generally will have no right directly to enforce compliance by the borrower with the terms of the loan agreement, no rights of set-off against the borrower and no

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right to object to certain changes to the loan agreement agreed to by the selling institution. In addition, a Fund may not directly benefit from the collateral supporting the related loan, may be subject to any rights of set-off the borrower has against the selling institution and will generally be subject to the credit risk of the selling institution.

In the event of the insolvency of the selling institution, under the laws of the relevant jurisdictions, a Fund may be treated as a general creditor of such selling institution and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan. Consequently, a Fund will be subject to the credit risk of the selling institution as well as that of the borrower. The Manager’s and the Sub-Adviser’s credit analyses focus on the underlying obligor of a loan. Accordingly, the independent credit analysis performed on a selling institution generally will not be as extensive as the independent credit analysis performed on the underlying obligor.

If a Fund invests in loans in which it has a direct contractual relationship with the borrower, there are additional risks involved. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. As a result, a Fund may be exposed to losses resulting from default and foreclosure. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying assets will further reduce the proceeds and thus increase the loss. There is no assurance that a Fund will correctly evaluate the value of the assets collateralizing the loan. In the event of a reorganization or liquidation proceeding relating to the borrower, a Fund may lose all or part of the amounts advanced to the borrower. There is no guarantee that the protection of a Fund’s interests will be adequate, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, there is no assurance that claims may not be asserted that might interfere with enforcement of a Fund’s rights.

Loan obligations are subject to unique risks, including the possible invalidation of an investment as a fraudulent conveyance under relevant creditors’ rights laws. Further, when exposure to loans is gained by purchase of participations there is the additional credit and bankruptcy risk of the direct participant and its failure for whatever reason to account to a Fund for monies received in respect of loans directly held by it. In analyzing each loan, assignment or participation, the Manager compares the relative significance of the risks against the expected benefits of the investment.

Floating rate loans provide for a periodic adjustment in the interest rate paid on the obligations. The interest rate on a floating rate loan resets periodically, typically every 30, 60 or 90 days. While, because of the interest rate reset feature, floating rate loans provide a Fund with a certain degree of protection against rising interest rates, the value of the Fund’s floating rate loans may decline as interest rates rise because the Fund will continue to earn interest at the previously-established rate until the interest rate for each loan resets. The risks associated with floating rate loans may also be present with respect to fixed-to-floating-rate securities in which a Fund may invest. A secondary risk associated with declining interest rates is the risk that income earned by a Fund on floating rate and fixed-to-floating-rate securities will decline due to lower coupon payments on floating rate securities.

Management Risk. Each Fund is subject to management risk because it is an actively managed portfolio. The Manager and the Sub-Adviser apply investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.

Non-Diversification Risk. Each Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of fewer issuers than funds that are “diversified.” Accordingly, each Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.

Potential Conflicts of Interest Risk. The Manager, the Sub-Adviser and their affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. The Manager, the Sub-Adviser and their affiliates may provide investment management services to other funds and discretionary managed accounts

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that follow an investment program similar to that of the Funds. The Manager, the Sub-Adviser and its affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Manager, the Sub-Adviser nor their affiliates are under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, the Manager, the Sub-Adviser and their affiliates may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of other accounts managed by the Manager, the Sub-Adviser and their affiliates, and it is possible that a Fund could sustain losses during periods in which one or more of the proprietary or other accounts managed by the Manager or its affiliates achieve profits. The Manager and the Sub-Adviser have informed the Funds’ Board of Trustees that the investment professionals associated with the Manager and the Sub-Adviser are actively involved in other investment activities not concerning the Funds and will not be able to devote all of their time to the Funds’ business and affairs. The Manager, the Sub-Adviser and their affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Manager, the Sub-Adviser and their affiliates in a fair and equitable manner.

Portfolio Turnover Risk. The techniques and strategies contemplated by each Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Income from a Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Funds’ overall return.

Structured Products Risk. Each Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Funds may have the right to receive payments only from the structured product, and generally do not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Funds.

Certain structured products may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold. As a result, investments in CLOs may be characterized by the Funds as illiquid securities. In addition to the general risks associated with debt securities discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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Investments in structured products involve risks, including credit risk and market risk. Where the Funds’ investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured product to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured products may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Volatility Risk. A Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may be potentially unlimited.

NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in “Description of Principal Investments,” a Fund may utilize from time to time one or more of the non-principal investment practices described below to assist it in reaching its investment objective. In addition to the principal risks discussed in “Description of Principal Risks,” the Funds’ investments involve additional non-principal risks which are summarized below. The SAI also contains more detailed or additional information about certain of these practices, risks and/or the limitations adopted by the Funds to help manage such risks. Not all Funds may engage in the practices described below.

Temporary Defensive Positions. When adverse market or economic conditions occur, the Funds may temporarily invest all or a portion of its total assets in high quality money market instruments, cash and cash equivalents and other defensive instruments. The Manager or Sub-Adviser may make these investments or increase its investment in these securities when it is unable to find enough attractive long-term investments, to reduce exposure to the Fund’s primary investments when the Manager or Sub-Adviser believes it is advisable to do so, or to meet anticipated levels of redemption. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Temporary defensive investments may limit the Funds’ ability to meet their respective investment objective.

Defensive Investment Strategy Risk. Each Fund may depart from its principal investment strategies by temporarily investing for defensive purposes in high quality money market instruments, cash and cash equivalents and other defensive instruments when adverse market, economic or political conditions exist. To the extent that a Fund invests defensively, it may not be able to pursue its investment objective. A Fund’s defensive investment position may not be effective in protecting its value.

Focused Investment Risk. Each Fund’s investments in loans arranged through private negotiations between a borrower and several financial institutions may expose the Fund to risks associated with the financial services industry. Financial services companies are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees.

Limited Information Risk. The types of loans in which each Fund invests may not have been rated by a rating agency, have not been registered with the SEC or any state securities commission, and have not been listed on any national securities exchange. Although each Fund generally has access to financial and other information made available to the lenders in connection with loans, the amount of public information available with respect to the loans will generally be less extensive than that available for rated, registered or exchange listed securities. As a result, the performance of each Fund and its ability to meet its investment objective is more dependent on the analytical ability of the Manager than would be the case for an investment company that invests primarily in rated, registered or exchange-listed securities.

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Babson Capital Funds Trust Prospectus

NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Market Disruption Risk. Global financial markets have recently experienced periods of unprecedented turmoil. The debt and equity capital markets in the United States and around the world were negatively impacted by significant write-offs in the financial services sector relating to subprime mortgages and the re-pricing of credit risk in the broader market, among other things. These events, along with the deterioration of the housing market, the failure of major financial institutions and the concerns that other financial institutions as well as the global financial system were also experiencing severe economic distress, materially and adversely impacted the broader financial and credit markets and reduced the availability of debt and equity capital for the market as a whole and financial firms in particular.

The instability in the financial markets has led governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable.

The current financial market situation, as well as various social, political, and psychological tensions in the United States and around the world, may continue to contribute to increased market volatility, may have long-term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties or deterioration in the United States and worldwide. The continuation or further deterioration of the current U.S. and global economic downturn could adversely impact a Fund’s portfolio.

Regulatory Risk. The derivatives markets have recently become subject to comprehensive statutes, regulations and margin requirements. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law in July 2010. The Dodd-Frank Act requires most transactions in over-the-counter derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for a Fund. Further, the Commodity Futures Trading Commission (the “CFTC”) has recently rescinded certain exemptions from registration requirements under the U.S. Commodity Exchange Act (the “CEA”) that have been previously available under CFTC Rule 4.5 to investment companies registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the CEA pursuant to Rule 4.5 under the CEA promulgated by the CFTC. As it relates to each Fund, Babson Capital currently is not, therefore, subject to registration or regulation as a CPO under the CEA and each Fund is operated so as not to be deemed to be a “commodity pool” under the regulations of the CFTC under current law. In the event that a Fund’s investments in derivative instruments regulated under the CEA, including futures, swaps and options, exceed the thresholds set forth in Rule 4.5, the Manager may be required to register as a CPO and/or “commodity trading advisor” with the CFTC as it relates to the Funds. In the event the Manager is required to register with the CFTC with respect to the Funds, it will become subject to additional recordkeeping, disclosure and reporting requirements, which may increase the Fund’s expenses.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts; those position limits may in the future also apply to certain other derivatives positions a Fund may wish to take. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by Babson Capital and its affiliates may in the future be aggregated for this purpose. Therefore it is possible that in the future the trading decisions of Babson Capital may have to be modified and that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits.

The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of a Fund.

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Babson Capital Funds Trust Prospectus

NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Substantial Redemption Risk. If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. A Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in the Fund’s net asset value per share. In addition, a substantial reduction in the size of the Fund may make it difficult for the Manager to execute its investment program successfully for the Fund for a period following the redemptions.

Valuation Risk. Each Fund may invest some of its assets in illiquid and/or unquoted securities or instruments. Such investments or instruments are valued in accordance with procedures adopted by the Funds’ Board of Trustees, as described in the section “Net Asset Value” in this Prospectus. Such investments are inherently difficult to value and are the subject of substantial uncertainty. As a result, the daily performance of a Fund may vary. There is no assurance that the estimates resulting from the valuation process will reflect the actual sales or “close-out” prices of such securities.

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Babson Capital Funds Trust Prospectus

MANAGEMENT OF THE FUNDS

Trustees and Officers

The Board of Trustees is responsible for the management of the Funds, including supervision of the duties performed by the Manager. There are currently five trustees of the Funds, one of whom is currently treated by the Funds as an “interested person” (as defined in the 1940 Act). The names and business addresses of the trustees and officers of the Funds and their principal occupations and other affiliations during the past five years are set forth under “Management” in the SAI.

Manager

The Manager serves as the investment adviser for the Funds. Subject to the supervision of the Board of Trustees, the Manager is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Manager is an indirect, majority-owned subsidiary of Massachusetts Mutual Life Insurance Company, with a principal office located at 550 South Tryon Street, Suite 3300, Charlotte, NC 28202. Founded in 1940, the Manager is a global investment management organization with investment operations in the United States, the United Kingdom, Australia, and Asia and approximately 1,038 associates, including 392 investment professionals as of June 30, 2014. The Manager has provided investment advice to individual and institutional investors for more than 70 years and had assets under management as of June 30, 2014 of more than $205 billion. The Manager has 85 professionals worldwide dedicated to high yield investing, including 64 professionals in the United States and 21 professionals in Europe.

The Manager has retained its subsidiary, Babson Capital Global Advisors Limited, as a sub-adviser to manage the Funds’ European investments. See “- Sub-Adviser” below.

Sub-Adviser

Babson Capital Global Advisors Limited serves as the Funds’ sub-adviser responsible for managing the Funds’ European investments. Subject to the supervision of the Board of Trustees and the Manager, the Sub-Adviser manages the investment and reinvestment of a portion of the assets of the Funds, as may be allocated from time to time to the Sub-Adviser by a global allocation investment committee composed of representatives of the Manager and Sub-Adviser.

The Sub-Adviser is an investment adviser registered with the SEC in the United States and the Financial Conduct Authority in the United Kingdom with its principal office located at 61 Aldwych, London, United Kingdom WC2B 4AE. The Sub-Adviser is a wholly-owned subsidiary of Babson Capital Europe, which in turn is an indirect, wholly-owned subsidiary of the Manager. Originally organized in 2000 as Duke Street Capital Debt Management, Limited, Babson Capital Europe provides investment advisory services to private accounts of institutional and family office clients. As of June 30, 2014, Babson Capital Europe had approximately $14.2 billion in assets under management.

Investment Management Agreement and Sub-Advisory Agreement

Pursuant to an investment management agreement between the Manager and the Funds (the “Investment Management Agreement”), Global Floating Rate Fund has agreed to pay the Manager an annual management fee, payable on a monthly basis, at the annual rate of 0.65% for average daily net assets for the services and facilities the Manager provides. Global Credit Income Opportunities Fund has agreed to pay the Manager an annual management fee, payable on a monthly basis, at an annual rate of 0.75% for average daily net assets for the services and facilities the Manager provides.

Pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and the Sub-Adviser, the Sub-Adviser manages the investment and reinvestment of a portion of the assets of each Fund, as may be allocated from time to time to the Sub-Adviser. The Manager (and not the Funds) pays a portion of the management fees it receives from each Fund to the Sub-Adviser for its services under the Sub-Advisory Agreement.

In addition to the fee of the Manager, each Fund pays all of its own expenses, including, among others, legal fees and expenses of counsel to the Fund and to the Fund’s independent trustees; insurance, including trustees and officers

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MANAGEMENT OF THE FUNDS

insurance and errors and omissions insurance; auditing and accounting expenses, including sub-accounting services provided by certain Financial Intermediaries; taxes and governmental fees; listing fees; dues and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund’s custodians, administrators, transfer agents, including sub-transfer agent services provided by certain Financial Intermediaries, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; other expenses in connection with the issuance, offering and underwriting of shares or debt instruments issued by the Fund or with the securing of any credit facility or other loans for the Fund; expenses relating to investor and public relations and secondary market services; expenses of registering or qualifying securities of the Fund for public sale; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund; expenses of preparation and distribution of reports, notices and dividends to shareholders; expenses of the dividend reinvestment plan (except for brokerage expenses paid by participants in such plan); compensation and expenses of trustees; costs of stationery; any litigation expenses; and costs of shareholder, Board and other meetings.

The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by Class Y and Class I Shares of Global Floating Rate Fund will not exceed 0.75% as a percentage of average daily net assets allocated to each such class and such expenses incurred by Class Y and Class I Shares of Global Credit Income Opportunities Fund will not exceed 0.95% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement) in the section entitled “Fees and Expenses for Class Y and Class I Shares.” This contractual agreement shall remain in effect at least until November 1, 2015 unless earlier modified or terminated by the Funds’ Board of Trustees. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

A discussion regarding the considerations of the Funds’ Board of Trustees for approving the Investment Management Agreement and the Sub-Advisory Agreement is available in the Funds’ annual report for the period ended June 30, 2014.

Portfolio Management

The portfolio managers are primarily responsible for making day-to-day investment decisions for each Fund. Each of the persons listed below serves as a portfolio manager to the Funds.

The portfolio managers primarily responsible for the day-to-day management of the Global Floating Rate Fund’s portfolio are Zak Summerscale, Michael Freno, Sean Feeley, Tom McDonnell and Martin Horne. The portfolio managers primarily responsible for the day-to-day management of the Global Credit Income Opportunities Fund’s portfolio are Zak Summerscale, Michael Freno, Sean Feeley, Kam Tugnait and Scott Roth. More information about each manager’s compensation, other accounts managed by each manager, and each manager’s ownership of securities in the Funds is included in the SAI.

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Babson Capital Funds Trust Prospectus

MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Zak Summerscale Portfolio Manager	Since inception	Mr. Summerscale is the Chief Investment Officer of European High Yield at Babson Capital Europe and chairs the Babson Capital Europe High Yield Investment Committee as well as having direct portfolio management responsibility for several of Babson Capital global and European’s strategies. He is also a member of Babson Capital’s Global Strategy Committee. Prior to joining Babson Capital Europe in March of 2001, he was a Portfolio Manager at New Flag Asset Management for a European high yield fund. Prior to New Flag Asset Management, he worked for the United Bank of Kuwait. He joined the United Bank of Kuwait as a Distressed Debt Analyst, rising to Senior Portfolio Manager in charge of both the U.S. and European high yield funds. He qualified as an ACA with Ernst & Young in 1996. He has served on the board of the Loan Markets Association. He holds a B.A. (Hons) from Durham University. Mr. Summerscale has over 18 years of experience.
Michael Freno Portfolio Manager	Since inception	Mr. Freno is a Managing Director and Head of Babson Capital’s U.S. High Yield Investments Group for Babson Capital and chairs the Babson Capital U.S. High Yield Investment Committee. He is also a member of Babson Capital’s Global Strategy Committee. Prior to joining Babson Capital in 2005, Mr. Freno was a research analyst for an equity and credit hedge fund, where he focused on equity and credit analysis for the firm’s special situations and distressed investments. Prior to that, he was a Manager at PricewaterhouseCoopers. He holds a B.A. from Furman University and an M.B.A. from the Wake Forest Babcock School of Business. Mr. Freno has over 15 years of experience.
Sean Feeley Portfolio Manager	Since inception	Mr. Feeley is a Managing Director and Head of Portfolio Management for Babson Capital’s U.S. High Yield Investments Group and is a lead portfolio manager for various global and U.S. high yield bond total return strategies. He is also a member of Babson Capital’s U.S. High Yield Investment Committee. Prior to joining Babson Capital in 2003, he was a Managing Director at Cigna Investment Management in project finance and a Vice President at Credit Suisse in the leveraged finance group. He holds a B.S. from Canisius College and an M.B.A from Cornell University. He is also a Certified Public Account (inactive) and a member of the Chartered Financial Analyst Institute. Mr. Feeley has over 25 years of experience.
Kam Tugnait Portfolio Manager	Since Inception	Mr. Tugnait is a Managing Director of Babson Capital Europe, where he manages global and European high yield funds and serves as a member of the Babson Capital Europe High Yield Investment Committee. Prior to joining Babson Capital Europe in May of 2011, he worked at Gartmore, managing the Gartmore Corporate High Yield Bond Fund. Prior to Gartmore, he served as Head of High Yield at Standard Bank and the United Bank of Kuwait. He holds an M.A. from Cambridge University and is a member of the Institute of Chartered Accountants, England & Wales. Mr. Tugnait has over 25 years of experience in the industry and was one of the pioneers of high yield in Europe.

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Babson Capital Funds Trust Prospectus

MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Scott Roth Portfolio Manager	Since Inception	Mr. Roth is a Managing Director in Babson Capital’s U.S. High Yield Investments Group and a lead portfolio manager for various global and U.S. high yield bond total return strategies. He is also a member of Babson Capital’s U.S. High Yield Investment Committee. Prior to joining Babson Capital in 2002, he worked at Webster Bank, was a high yield analyst at Times Square Capital Management and an underwriter at Chubb Insurance Company. He holds a B.B.A. from Western Michigan University and an M.B.A. from the University of Michigan. He is also a member of the Chartered Financial Analyst Institute. Mr. Roth has over 20 years of experience.
Tom McDonnell Portfolio Manager	Since Inception	Mr. McDonnell is a Managing Director in Babson Capital’s U.S. High Yield Investments Group, a member of the U.S. High Yield Investment Committee and a lead portfolio manager for various high yield total return strategies. Prior to joining Babson Capital in 2005, he worked at Patriarch Partners, LLC, Bank of America, and Bank One. He holds a B.S. and an M.B.A. from the University of New York at Buffalo. He is a retired certified public accountant. Mr. McDonnell has over 18 years of experience.
Martin Horne Portfolio Manager	Since Inception	Mr. Horne is a Managing Director and Head of Research for Babson Capital Europe, where he manages the European loan funds and serves as a member of the Babson Capital European High Yield Investment Committee. Prior to joining Babson Capital Europe in May of 2002, he worked at Dresdner Kleinwort Wasserstein where he was a member of the European Leverage team that focused on lead arranging and underwriting senior, mezzanine and high yield facilities for financial sponsor driven leverage buyouts throughout Europe. Prior to that, Martin spent three years with both KPMG Corporate Finance and National Westminster Bank. He is currently a Board member of the European Loan Market Association (LMA). Mr. Horne has over 18 years of experience.

Prior Performance for Similar Account

The performance information below shows prior performance of a discretionary account (“Babson Capital Global Loan Fund” or “Global Loan Fund”) managed by Babson Capital. Global Loan Fund is the only Fund or private account that Babson Capital has managed with an investment objective, policies, strategies and restrictions that Babson Capital believes are substantially similar to those of Global Floating Rate Fund, and Global Loan Fund has been managed in substantially the same way that Global Floating Rate Fund is managed by Babson Capital. Babson Capital has prepared Global Loan Fund’s performance in compliance with Global Investment Performance Standards (“GIPS”). This methodology differs from the guidelines of the SEC for calculating performance of mutual funds.

Global Floating Rate Fund’s actual performance may vary from the past performance of Global Loan Fund. Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings. Global Loan Fund is not subject to certain investment limitations, diversification requirements, specific tax restrictions and other requirements under the 1940 Act, and the Internal Revenue Code of 1986, as amended (the “Code”), that Global Floating Rate Fund is subject to, which, had they applied, might have adversely affected its performance. In addition, securities held by Global Floating Rate Fund are not identical to the

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MANAGEMENT OF THE FUNDS

securities held by Global Loan Fund, but Babson Capital believes the differences do not alter the conclusion that Global Floating Rate Fund and Global Loan Fund are managed in a substantially similar style.

The data is provided to illustrate the past performance of Babson Capital in managing a substantially similar account and does not represent the performance of Global Floating Rate Fund. Investors should not consider this performance data as a substitute for the performance of Global Floating Rate Fund, nor should investors consider this data as an indication of future performance of Global Floating Rate Fund, or of Babson Capital. The returns are not intended to predict or suggest the returns that might be experienced by Global Floating Rate Fund or an individual investing in Global Floating Rate Fund.

The performance figures below show the returns on both a gross and net basis. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. The net returns have been adjusted to reflect the operating expenses of Class Y and Class I Shares of Global Floating Rate Fund.

Global Loan Fund Annual Total Returns for the period ended September 30, 20141

	1 YEAR	3 YEAR	SINCE INCEPTION[4]
Net Class Y2	3.27%	7.81%	5.71%
Net Class I2	3.27%	7.81%	5.71%
Gross	4.52%	9.06%	6.96%
Benchmark[3]	4.30%	7.07%	5.85%

1.	Global Loan Fund’s investment objective is to achieve current income. Preservation of capital is a secondary goal. Global Loan Fund invests primarily in senior secured loans and, to a lesser extent, senior secured bonds issued by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands and Bermuda are considered North American and Western European companies. The debt instruments in which Global Loan Fund invests are generally rated sub-investment grade or unrated. Sub-investment grade means an instrument rated on the time of investment below BBB- by S&P or below Baa3 by Moody’s. The loan market in Europe remains largely unrated by the main rating agencies (Moody’s, S&P and Fitch Ratings). Global Loan Fund’s debt investments are primarily in senior secured loans (consisting of assignments and participations) and to a lesser extent in senior secured bonds, but also include second lien loans, senior unsecured and subordinated loans, senior and subordinated corporate debt obligations (consisting of bonds, debentures, notes and commercial paper), convertible debt obligations, preferred stock and repurchase agreements.
2.	Net returns reflect the operating expenses of Class Y and Class I Shares of Global Floating Rate Fund but do not reflect the application of the expense limitation agreement.
3.	Global Loan Fund’s benchmark is represented by the market weighted average of the Credit Suisse Leveraged Loan Index and the Credit Suisse Western European Leveraged Loan Index.
4.	Global Loan Fund’s inception date is September 13, 2010.

Distributor of the Funds

Each Fund’s shares are offered for sale through ALPS Distributors, Inc. (the “Distributor”). Shareholders and Financial Intermediaries (as defined under “How to Buy Shares”) should not send any transaction or account requests to the Distributor. Transaction or account requests should be directed to “Babson Capital Funds – (Fund Name),” c/o State Street Bank and Trust, Attn: Transfer Agent, 100 Huntington Avenue, Mail Stop CPH0255, Boston, MA 02116.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of each Fund’s policies and procedures with respect to the disclosure of such Fund’s portfolio securities is available (i) in the SAI and (ii) on the Funds’ website at http://www.babsoncapital.com.

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Babson Capital Funds Trust Prospectus

HOW TO BUY SHARES

You can purchase shares of the Funds on any day that the New York Stock Exchange (“NYSE”) is open for business (see “Net Asset Value”). You can purchase shares of the Funds from any financial advisor, broker-dealer or other financial intermediary that has entered into an agreement with the Distributor with respect to the sale of shares of the Funds (a “Financial Intermediary”) and, in the case of Class I Shares of the Funds, from State Street Bank and Trust Company, the Funds’ transfer agent (the “Transfer Agent”). Your Financial Intermediary can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. The Funds have authorized Financial Intermediaries to receive purchase and redemption orders on their behalf. Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds are deemed to have received a purchase or redemption order when a Financial Intermediary or its authorized designee receives the order in “good order.” The specific requirements for “good order” depend on the type of transaction and method of purchase. Contact your Financial Intermediary if you have questions about your circumstances. Generally, “good order” means that you placed your order with your Financial Intermediary or its authorized designee or your payment (made in accordance with any of the methods set forth in the table below) has been received and your application is complete, including all necessary documentation and signatures. Customer orders are priced at a Fund’s net asset value per share next computed after the orders are received by a Financial Intermediary or its authorized designee in good order. Investors may be charged a fee by their Financial Intermediaries, payable to the Financial Intermediary and not to a Fund, if investors effect a transaction in Fund shares through either a Financial Intermediary or its authorized designee.

The USA PATRIOT Act may require a Fund, a Financial Intermediary or its authorized designee to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, it may not be possible to open an account. If a Fund, a Financial Intermediary or authorized designee is unable to verify your customer information, such Fund reserves the right to close your account or to take such other steps as it deems reasonable.

Outlined below are various methods for buying shares of the Funds:

METHOD	INSTRUCTIONS
Through your Financial Intermediary	Your Financial Intermediary can help you establish your account and buy shares on your behalf. To receive the current trading day’s price, your Financial Intermediary must receive your request in good order prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your Financial Intermediary may charge you fees for executing the purchase for you.
By exchange	You or your Financial Intermediary may acquire shares of a Fund for your account by exchanging shares you own in certain other funds advised by Babson Capital Management for shares of the same class of a Fund, subject to the conditions described in “Exchange of Shares” below. In addition, you or your Financial Intermediary may exchange shares of a class of a Fund you own for shares of a different class of the same Fund, subject to the conditions described in “Exchange of Shares” below. To exchange, send written instructions to the applicable Fund, at the address noted below[1] or call 1-855-439-5459.

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Babson Capital Funds Trust Prospectus

HOW TO BUY SHARES

METHOD	INSTRUCTIONS
By wire	You may purchase shares of a Fund by wiring money from your bank account to your Fund account. Prior to sending wire transfers, please contact Shareholder Services at 1-855-439-5459 for specific wiring instructions and to facilitate prompt and accurate credit upon receipt of your wire.
To receive the current trading day’s price, your wire, along with a valid account number, must be received in your Fund account prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time.
If your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to Babson Capital Funds – (Fund Name), at the address noted below.(1) After completing a new account application, please call 1-855-439-5459 to obtain your account number. Please include your account number on the wire.
By electronic funds transfer via an automated clearing house (“ACH”) transaction[2]	You may purchase shares of a Fund by electronically transferring money from your bank account to your Fund account by calling 1-855-439-5459. An electronic funds transfer may take up to two business days to settle and be considered in good order. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

1.	Regular and Overnight Mail: Send to “Babson Capital Funds – (Fund Name),” c/o State Street Bank and Trust, Attn: Transfer Agent, 100 Huntington Avenue, Mail Stop CPH0255, Boston, MA 02116.
2.	The redemption of shares purchased by ACH transaction is subject to certain limitations (see “Redemption of Shares”). Any purchase by ACH transaction that does not clear may be cancelled, and the investor will be responsible for any associated expenses and losses to the applicable Fund.

Investment Minimums*

Initial Investment(Y Class/I Class)	$100,000/500,000
Subsequent Investments	$250

* For retirement plans, the investment minimum is $250 for each of the initial investment and subsequent investments.

Each Fund reserves the right to change or waive the investment minimums and reserves the right to liquidate a shareholder’s account if the value of shares held in the account is less than the minimum account size. Each Fund also reserves the right to reject for any reason, or cancel as permitted or required by law, any purchase order. Neither Fund may reject nor cancel purchase orders more than two business days following receipt by the Fund of such purchase orders. Each Fund will not accept any redemption request that is not in good order. In addition, without notice, a Fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

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Babson Capital Funds Trust Prospectus

SHAREOWNER GUIDE - HOW TO INVEST IN THE FUNDS

Each Fund offers different classes of Fund shares, each of which has different expenses and other characteristics. The following are some of the main characteristics of the Funds’ Class Y and Class I Shares offered in this Prospectus.

Choosing a Share Class

Each Fund offers two classes of shares in this Prospectus – Class Y and Class I. Each share class has its own expense structure. Based on your personal situation, your Financial Intermediary can help you decide which class of shares makes the most sense for you. Your Financial Intermediary is entitled to receive compensation for purchases made through him or her and may receive differing compensation for selling different classes of shares.

Class Y Shares

Class Y Shares are sold at the net asset value per share without a sales charge through Financial Intermediaries that have special agreements with the Distributor, or the Manager or its affiliates, for that purpose.

A Financial Intermediary that buys Class Y Shares for its customers’ accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring a Fund’s other classes of shares (other than the time those orders must be received by the Transfer Agent) and some of the special account features available to investors buying other classes of shares do not apply to Class Y Shares. Instructions for buying, selling, exchanging or transferring Class Y Shares must be submitted by the Financial Intermediary, not by its customers for whose benefit the shares are held.

Present and former officers, directors, trustees and employees (and their eligible family members) of each Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y Shares of each Fund.

Class I Shares

Class I Shares are only available to eligible institutional investors. To be eligible to purchase Class I Shares, an investor must:

■	make a minimum initial investment of $500,000 or more per account (waived for retirement plan service provider platforms);

■	trade through an omnibus, trust, or similar pooled account; and

■	be an “institutional investor” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans; retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; and family offices.

Eligible Class I investors will not receive any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, transfer agent fees, so called “finder’s fees,” administrative fees or other similar fees on Class I Shares. Class I Shares are not available directly to individual investors. Individual shareholders who purchase Class I Shares through retirement plans or other intermediaries will not be eligible to hold Class I Shares outside of their respective retirement plan or intermediary platform.

Class I Shares are sold at the net asset value per share without a sales charge. An institutional investor that buys Class I Shares for its customers’ accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring each Fund’s other classes of shares (other than the time those orders must be received by the Transfer Agent), and most of the special account features available to investors buying other classes of shares, do not apply to Class I Shares.

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Babson Capital Funds Trust Prospectus

REDEMPTION OF SHARES

Each Fund redeems its shares based on the net asset value next determined after the Transfer Agent or the Financial Intermediary receives your redemption request in good order. Each Fund reserves the right to reject any redemption request that is not in good order. The specific requirements for good order depend on the type of account and transaction and the method of redemption. Contact the Transfer Agent if you have any questions about your particular circumstances. Generally, “good order” means that the redemption request meets all applicable requirements described in this Prospectus. See “Net Asset Value” for a description of the calculation of net asset value per share.

You can redeem shares of a Fund on any day that the NYSE is open for business. Each Fund, however, may suspend the right of redemption and postpone payment for more than seven days: (i) during periods when trading on the NYSE is closed on days other than weekdays or holidays; (ii) during periods when trading on the NYSE is restricted; (iii) during any emergency which makes it impractical for a Fund to dispose of its securities or fairly determine the net asset value of the Fund; and (iv) during any other period permitted by the SEC for your protection.

The Funds are intended for long-term investors and not for those who wish to trade frequently in shares of the Funds. The Funds believe that excessive short-term trading of shares of the Funds, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.

In order to discourage and not accommodate frequent short-term trading in Fund shares, the Board of Trustees has adopted policies and procedures that impose a 1.00% redemption/exchange fee (short-term trading fee) on Class Y and Class I Shares that are redeemed or exchanged within 60 days or less after the date of a purchase. This fee is calculated based on the shares’ aggregate net asset value on the date of redemption/exchange and deducted from the redemption proceeds or the aggregate value of shares requested to be exchanged. The redemption/exchange fee is not a sales charge, is retained by each Fund, and does not benefit the Fund’s Manager, Distributor or any other third party. For purposes of computing the redemption/exchange fee, shares acquired first will be redeemed first. Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to a Fund’s exchange privilege. The redemption/exchange fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by a Fund, (iii) shares were purchased through programs that collect the redemption/exchange fees at the program level and remit them to a Fund, (iv) shares were purchased through programs that the Manager determines to have appropriate anti-short-term trading polices in place or as to which the Manager has received assurances that look-through redemption/exchange fee procedures or effective anti-short-term trading policies and procedures will be in place, (v) shares were exchanged in a Same-Fund Exchange (as defined under “Exchange of Shares”), or (vi) shares were purchased through certain qualified and non-qualified retirement plans if recordkeepers for retirement plan participants cannot implement redemption/exchange fees because of systems’ limitations and such recordkeepers have provided verification to that effect. Such recordkeepers may be permitted to delay, temporarily, the implementation of redemption/exchange fees. These policies apply to investments made through Financial Intermediaries, including through programs utilizing omnibus accounts. The Funds seek to apply these policies uniformly. In addition, the Manager may, at its discretion, waive a redemption/exchange fee.

Each Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase or exchange is not in the best interests of the Fund and to limit, delay or impose other conditions on purchases or exchanges. Each Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase, exchange and redemption activities to assist in minimizing short-term trading.

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and Financial Intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a Fund, making it difficult to determine

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Babson Capital Funds Trust Prospectus

REDEMPTION OF SHARES

whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a Fund and may increase costs to a Fund and interfere with efficient portfolio management.

Financial Intermediaries may impose short-term trading restrictions that differ from those of the Funds. Under policies adopted by the Board of Trustees, Financial Intermediaries are permitted to apply a Fund’s excessive trading policy (described above), or their own excessive trading policy approved by the Fund. Any shareholder purchasing shares of a Fund through a Financial Intermediary should check with the Financial Intermediary or the Fund to determine whether the shares are subject to a short-term trading fee. In these cases, a Fund typically does not request or receive individual account data but relies on the intermediary to monitor trading activity in good faith in accordance with its or the Fund’s policies. Reliance on Financial Intermediaries increases the risk that excessive trading may go undetected. For other Financial Intermediaries that have not established a trading activity policy, each Fund generally monitors trading activity at the omnibus account level to attempt to identify disruptive trades. A Fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Fund’s policy to transactions that exceed thresholds established by the Board of Trustees. There is no assurance that a Fund will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

Each Fund monitors aggregate trading activity of Financial Intermediary transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by a Financial Intermediary will lead to fund blocks and the wrap program will lose its qualified status. Financial Intermediary transactions are not matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions are subject to a Fund’s excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the Financial Intermediary directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by a Financial Intermediary who agrees to give a Fund sufficient information to permit the Fund to identify the individual accounts in the wrap program.

You may redeem Class Y Shares of a Fund through your Financial Intermediary or its authorized designee. You may redeem Class I Shares of a Fund through your Financial Intermediary or its authorized designee or directly from a Fund through the Transfer Agent. If you hold your shares in an individual retirement account (“IRA”), you should consult a tax advisor concerning the current tax rules applicable to IRAs. Outlined below are the methods for redeeming shares:

METHOD	INSTRUCTIONS
Through your Financial Intermediary	Your Financial Intermediary can help you redeem shares on your behalf. To receive the current trading day’s price, your Financial Intermediary must receive your request in good order prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your Financial Intermediary may charge you fees for executing the purchase for you.
Proceeds by bank wire	The Funds accept telephone requests for wire redemption. The Funds will send a wire to either a bank designated on your new account application or on a subsequent letter in good order. The proceeds are normally wired on the next business day.

Involuntary Redemption

A Fund may redeem all shares in your account (other than an IRA) if their aggregate value falls below the stated share class minimum as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if a Fund initiates such action and allowed 30 days to increase the value of your account to at least the stated share class minimum.

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Babson Capital Funds Trust Prospectus

REDEMPTION OF SHARES

Redemption Proceeds

A redemption request received by a Fund will be effected at the net asset value per share next determined after the Fund receives the request in good order. If you purchased your Fund shares by ACH transaction, and unless you have documentation satisfactory to the Fund that your transaction has cleared, the Fund may hold proceeds for shares purchased by ACH transaction until the purchase amount has been deemed collected, which is five business days from the date of purchase. While the Fund will delay the processing of the payment until the transaction clears, your shares will be valued at the net asset value per share next determined after receipt by the Transfer Agent or your Financial Intermediary of your redemption request in good order.

The Funds may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities, which may include illiquid securities, only if the Manager or the Trustees believes that it would be in a Fund’s best interests not to pay redemption proceeds in cash. In addition, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

If a Fund pays your redemption proceeds in portfolio securities, you will be exposed to market risk until you convert these portfolio securities into cash, and you will likely pay commissions upon any such conversion. If you receive illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities), you could find it more difficult to sell such securities and may not be able to sell such securities at all or at prices that reflect the Manager’s or your assessment of their fair value or the amount paid for them by the Funds. Illiquidity may result from the absence of an established market for such securities as well as legal, contractual or other restrictions on their resale and other factors. Unless you are a tax-exempt investor or investing through a tax-deferred retirement plan or other tax-advantaged arrangement, a redemption of shares is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes (see “Tax Matters”).

Cost Basis Reporting

Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a Financial Intermediary, your Financial Intermediary generally will be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. Please contact the Funds at 1-855-439-5459 or consult your Financial Intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

EXCHANGE OF SHARES

Shareholders of a Fund may exchange their Fund shares on any business day for shares of the same share class of any series of Babson Capital Funds (a “Cross-Fund Exchange”) and such exchanges will be effected at the relative daily net asset values per share, plus any applicable redemption/exchange fee with respect to the exchanged shares (see “Redemption of Shares”). The exchange must meet the minimum purchase requirements of the Fund into which the shareholder is exchanging. Read the Prospectus carefully before investing.

If the shares of the Funds that you are exchanging (the “Exchanged Shares”) are subject to a CDSC, you will not be charged that CDSC upon the Cross-Fund Exchange. However, when you sell the shares acquired through the exchange (the “Acquired Shares”), the shares sold may be subject to a CDSC, depending upon when you originally purchased the Exchanged Shares. For purposes of determining the applicability of a CDSC, the length of time you own your shares will be computed from the date of your original purchase of the Exchanged Shares (and includes the period during which the Acquired Shares were held), and the applicable CDSC will be based on the CDSC schedule of the Exchanged Shares.

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Babson Capital Funds Trust Prospectus

EXCHANGE OF SHARES

Shareholders of a Fund may exchange their shares in a class of a Fund on any business day for shares of a different class of the same Fund (a “Same-Fund Exchange”) and such exchanges will be effected at the relative daily net asset values per share (see “Redemption of Shares”). The exchange must meet the minimum purchase requirements of the share class into which the shareholder is exchanging. Read the Prospectus carefully before investing.

If the shares of the Funds that you are exchanging (the “Exchanged Shares”) are subject to a CDSC, you will be charged that CDSC upon the Same-Fund Exchange. For purposes of determining the applicability of a CDSC, the length of time you own your shares will be computed from the date of your original purchase of the Exchanged Shares. Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, the Funds may reject any exchange request for any reason, including if they do not think that the exchange is in the best interests of the Funds and/or their shareholders. The Funds may also terminate your exchange privilege if the Manager determines that your exchange activity is likely to adversely impact its ability to manage the Funds or if the Funds otherwise determine that your exchange activity is contrary to their short-term trading policies and procedures.

Unless you are a tax-exempt investor or investing through a tax-deferred retirement plan or other tax-advantaged arrangement, an exchange, other than a Same-Fund Exchange, is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes. A Same-Fund Exchange is not expected to result in your realization of a gain or loss for U.S. federal income tax purposes.

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Babson Capital Funds Trust Prospectus

NET ASSET VALUE

The net asset value of each Fund equals the total value of a Fund’s portfolio investments and other assets, less any liabilities. For purposes of calculating net asset value, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which market quotations are not readily available may be fair valued in good faith by reference to other securities or indexes, or otherwise, by the Funds’ valuation committee, consisting of Fund officers who are also employees of the Manager, pursuant to written policies adopted by, and under the supervision of, the Board of Trustees. The Funds generally use pricing services to value most loans and other debt securities. The Funds may fair value loans or other securities pursuant to written policies adopted by, and under the supervision of, the Board of Trustees if approved pricing services do not recommend a value for such loans or other securities or the value recommended is deemed unreliable. Fair valuation also may be required due to material events that occur after the close of the relevant market but prior to the NYSE Close.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Fixed income securities with a remaining maturity of 61 days or more are valued using values supplied by approved independent third party pricing services or broker/dealers. In valuing securities, pricing services and broker/dealers may consider a variety of inputs and factors, including, but not limited to, proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange. Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or another broker/dealer.

Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. The Fund has implemented fair value pricing on a daily basis for securities of foreign issuers. The fair value pricing utilizes the quotations of an independent pricing service. Trading on foreign markets may also take place on days on which the U.S. markets and the Funds are closed.

The net asset value of each Fund’s Class Y Shares and Class I Shares are determined daily on any day that the NYSE is open for trading, as of the close of regular trading on the NYSE that day (normally 4:00 p.m., Eastern time) (the “NYSE Close”). Domestic debt securities or instruments and foreign securities or instruments are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agent after the Fund’s net asset value has been calculated on a particular day is not used to retroactively adjust the price of a security or the Fund’s net asset value determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using the WM16 Rate provided by the WM Company. As a result, the net asset value of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed.

In unusual circumstances, instead of valuing securities in the usual manner, a Fund may value securities at fair value as determined in good faith by the Board of Trustees or the Funds’ Valuation Committee, generally based upon recommendations provided by the Manager and the Sub-Adviser. Fair valuation also may be required due to material events that occur after the close of the relevant market but prior to the NYSE Close.

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Babson Capital Funds Trust Prospectus

DIVIDENDS AND DISTRIBUTIONS

Commencing January 1, 2015, each Fund shall declare a dividend daily based on the Manager’s projections of the Fund’s estimated net investment income and distribute such dividend monthly. Until such date, each Fund declares and pays dividends on net investment income monthly. Each Fund shall continue to pay any capital gain distributions on an annual basis. You may have dividends or capital gain distributions that are declared by a Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or in Fund shares at the time you purchase your shares. You may change this election by notifying a Fund in writing at any time prior to the record date for a particular dividend or distribution. Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of a Fund. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that a Fund will pay any dividends or make any capital gain distributions.

TAX MATTERS

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to an investment in a Fund; it reflects provisions of the Code, existing Treasury regulations, rulings published by the Internal Revenue Service (“IRS”), and other applicable authority, as of the date of this Prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. For more detailed information regarding tax considerations, see the SAI. Other tax considerations may apply to particular investors, including shareholders that are not “United States persons” as defined in the Code. In addition, income earned through an investment in the Funds may be subject to state, local and foreign taxes. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of U.S. federal, state, local, foreign or other tax laws.

Each Fund has elected to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such. In order for a Fund to qualify as a RIC, it must meet an income and asset diversification test each year. If a Fund so qualifies and satisfies certain distribution requirements, the Fund generally will not be subject to U.S. federal income tax at the Fund level on income and gains that it distributes to shareholders. A Fund’s failure to qualify as a RIC would result in Fund-level taxation and, consequently, would likely materially reduce the investment return to shareholders.

For U.S. federal income tax purposes, Fund distributions are generally taxable as described herein, whether a shareholder receives them in cash or in additional shares of the Fund. (See “Dividends and Distributions” above.)

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owns or is considered to have owned for one year or less, or of gains characterized as market discount from the disposition of or payments on bonds are taxable to shareholders as ordinary income.

Dividends derived from “qualified dividend income” and properly reported as such by a Fund are taxed to individual shareholders at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Neither Fund expects a significant portion of distributions to be derived from qualified dividend income.

A 3.8% Medicare contribution tax is generally imposed on the net investment income of certain individuals, trusts and estates whose income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes,

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Babson Capital Funds Trust Prospectus

TAX MATTERS

among other things, dividends, including capital gain dividends, paid by a Fund, and any net gain recognized on the sale or exchange of Fund shares.

Each Fund provides shareholders with detailed federal tax information regarding distributions for each calendar year, early in the following year.

Dividends and distributions on Fund shares are generally subject to federal income tax as described herein, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects unrealized gains or income or gains that are realized but not yet distributed.

Any gain or loss that results from the redemption of a Fund’s shares or exchange of a Fund’s shares for shares of another Fund will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

A Fund’s investments in foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s yield on those investments. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal U.S. income tax return, subject to certain limitations. In addition, certain of a Fund’s investments, including certain debt instruments, derivatives, and foreign securities or foreign currencies, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions).

Backup withholding is generally required with respect to taxable distributions paid to any individual shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. The backup withholding rate is 28%. Amounts withheld as a result of backup withholding are remitted to the U.S. Treasury but do not constitute an additional tax imposed on the shareholder; such amounts may be claimed as a credit on the shareholder’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.

The above is a general summary of the tax implications of investing in a Fund. Please refer to the SAI for further details. Also, you should consult your tax adviser for more information on your own tax situation, including U.S. federal and possible foreign, state and local taxes.

MAILINGS TO SHAREHOLDERS

In order to reduce duplicative mail and expenses of the Funds, we may, in accordance with applicable law, send a single copy of the Funds’ Prospectus and shareholder reports to your household even if more than one family member in your household owns shares of a Fund. Additional copies of the Prospectus and shareholder reports may be obtained by calling 1-855-439-5459. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will furnish separate mailings, in accordance with instructions, within 30 days of your request.

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Babson Capital Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ Annual Report, which is incorporated by reference into this prospectus and is available free of charge on the Funds’ website, http://www.babsoncapital.com.

CLASS I
Babson Global Floating Rate Fund	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.30
Net realized and unrealized gain on investments	0.10

Total increase from investment operations	0.40

Less dividends and distributions:
From net investment income	(0.19)

Net asset value, at end of period	$10.21

Total investment return (3)(4)	4.04%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$32,772
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	1.52%
Ratio of net expenses to average net assets (5)	0.75%
Ratio of net investment income to average net assets (5)	3.72%
Portfolio turnover rate (4)	49.51%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed .75% as a percentage of average daily net assets.

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Babson Capital Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

CLASS Y
Babson Global Floating Rate Fund	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.30
Net realized and unrealized gain on investments	0.10

Total increase from investment operations	0.40

Less dividends and distributions:
From net investment income	(0.19)

Net asset value, at end of period	$10.21

Total investment return (3)(4)	4.04%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$66,999
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	1.53%
Ratio of net expenses to average net assets (5)	0.75%
Ratio of net investment income to average net assets (5)	3.80%
Portfolio turnover rate (4)	49.51%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed .75% as a percentage of average daily net assets.

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Babson Capital Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

CLASS I
Babson Global Credit Income Opportunities Fund	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.41
Net realized and unrealized gain on investments	0.35

Total increase from investment operations	0.76

Less dividends and distributions:
From net investment income	(0.30)

Net asset value, at end of period	$10.46

Total investment return (3)(4)	7.59%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$26,406
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	1.83%
Ratio of net expenses to average net assets (5)	0.95%
Ratio of net investment income to average net assets (5)	5.02%
Portfolio turnover rate (4)	99.72%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed .95% as a percentage of average daily net assets.

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Babson Capital Funds Trust Prospectus

FINANCIAL HIGHLIGHTS

CLASS Y
Babson Global Credit Income Opportunities Fund	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.41
Net realized and unrealized gain on investments	0.35

Total increase from investment operations	0.76

Less dividends and distributions:
From net investment income	(0.30)

Net asset value, at end of period	$10.46

Total investment return (3)(4)	7.59%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$33,885
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	1.84%
Ratio of net expenses to average net assets (5)	0.95%
Ratio of net investment income to average net assets (5)	5.04%
Portfolio turnover rate (4)	99.72%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed .95% as a percentage of average daily net assets.

57

550 South Tryon Street

Suite 3300

Charlotte, NC 28202

1.855.439.5459

www.BabsonCapital.com

Babson Capital Funds Trust

Babson Global Floating Rate Fund

Babson Global Credit Income Opportunities Fund

More information about Babson Global Floating Rate Fund and Babson Global Credit Income Opportunities Fund (the “Funds”), each an investment portfolio of Babson Capital Funds Trust (the “Trust”), is available without charge upon request through the following:

Statement of Additional Information (SAI): The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the Funds and is available, free of charge, on the Funds’ website at http://www.babsoncapital.com. The SAI is on file with the SEC and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to Shareholders, which are available, free of charge, on the Funds’ website at http://www.babsoncapital.com. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last year.

To Obtain More Information:

By Internet: http://www.babsoncapital.com

By Telephone: 1.855.439.5459

By Regular and Overnight Mail:

Babson Capital Funds Trust

c/o State Street Bank and Trust

Attn: Transfer Agent

100 Huntington Avenue

Mail Stop CPH0255

Boston, MA 02116

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Funds, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission

Public Reference Section

Washington, DC 20549-1520

The Trust’s Investment Company Act

Registration Number: 811-22845